                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
                       ALLMERICA SELECT SEPARATE ACCOUNT

This Prospectus provides important information about the Allmerica Select Reward variable annuity contract issued by First Allmerica Financial Life Insurance Company. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AIT Core Equity Fund                                          (CLASS B)
AIT Equity Index Fund                                         AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                                      AllianceBernstein Value Portfolio
AIT Money Market Fund                                         Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                             Alliance Technology Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                              DEUTSCHE ASSET MANAGEMENT VIT FUNDS
AIT Select Growth Fund                                        Deutsche VIT EAFE Equity Index Fund
AIT Select Growth and Income Fund                             Deutsche VIT Small Cap Index Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund                       EATON VANCE VARIABLE TRUST
AIT Select Strategic Growth Fund                              Eaton Vance VT Floating-Rate Income Fund
AIT Select Strategic Income Fund                              Eaton Vance VT Worldwide Health Sciences Fund
AIT Select Value Opportunity Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                Fidelity VIP Equity-Income Portfolio
AIM V.I. Aggressive Growth Fund                               Fidelity VIP Growth Portfolio
AIM V.I. Blue Chip Fund                                       Fidelity VIP High Income Portfolio
AIM V.I. Premier Equity Fund                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Basic Value Fund                                     Portfolio
AIM V.I. Capital Development Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                  Fidelity VIP III Growth & Income Portfolio
Alliance Premier Growth Portfolio                             Fidelity VIP III Mid Cap Portfolio

                                                   (CONTINUING TO THE NEXT PAGE)

THE FIXED ACCOUNT, WHICH IS PART OF THE COMPANY'S GENERAL ACCOUNT, IS AN ADDITIONAL INVESTMENT OPTION THAT PAYS AN INTEREST RATE GUARANTEED FOR ONE YEAR FROM THE TIME A PAYMENT IS RECEIVED.

THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (SERVICE        MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
CLASS 2)                                                      TRUST-SM- (SERVICE CLASS)
Fidelity VIP III Value Strategies Portfolio                   MFS-Registered Trademark- Mid Cap Growth Series
                                                              MFS-Registered Trademark- New Discovery Series
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST          MFS-Registered Trademark- Total Return Series
(CLASS 2)                                                     MFS-Registered Trademark- Utilities Series
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
FT VIP Franklin Small Cap Value Securities Fund               Oppenheimer Capital Appreciation Fund/VA
FT VIP Mutual Shares Securities Fund                          Oppenheimer Global Securities Fund/VA
FT VIP Templeton Foreign Securities Fund                      Oppenheimer High Income Fund/VA
                                                              Oppenheimer Main Street Growth & Income Fund/VA
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Oppenheimer Multiple Strategies Fund/VA
INVESCO VIF Dynamics Fund
INVESCO VIF Health Sciences Fund                              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
                                                              Pioneer Fund VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)                           Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth Portfolio                                  SCUDDER VARIABLE SERIES II
Janus Aspen Growth and Income Portfolio                       Scudder Technology Growth Portfolio
Janus Aspen International Growth Portfolio                    SVS Dreman Financial Services Portfolio
                                                              T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                              T. Rowe Price International Stock Portfolio

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        16
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        22
INVESTMENT OBJECTIVES AND POLICIES..........................        25
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        30
  PAYMENTS..................................................        30
  PAYMENT CREDITS...........................................        31
  COMPUTATION OF VALUES.....................................        31
        The Accumulation Unit...............................        31
        Net Investment Factor...............................        32
  RIGHT TO CANCEL...........................................        32
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        33
  TRANSFER PRIVILEGE........................................        33
        Asset Allocation Model Reallocations................        33
        Automatic Transfers (Dollar Cost Averaging).........        33
        Automatic Account Rebalancing.......................        34
  SURRENDER AND WITHDRAWALS.................................        34
        Systematic Withdrawals..............................        35
        Life Expectancy Distributions.......................        36
        Systematic Level Free of Surrender Charge Withdrawal
        Program.............................................        36
  DEATH BENEFIT.............................................        37
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        37
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        37
  ASSIGNMENT................................................        38
ANNUITIZATION -- THE PAYOUT PHASE...........................        39
  ELECTING THE ANNUITY DATE.................................        39
  CHOOSING THE ANNUITY PAYOUT OPTION........................        39
        Fixed Annuity Payout Options........................        40
        Variable Annuity Payout Options.....................        40
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................        40
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................        41
        The Annuity Unit....................................        41
        Determination of the First Annuity Benefit
        Payment.............................................        42
        Determination of the Number of Annuity Units........        42
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        42
        Payment of Annuity Benefit Payments.................        42
  TRANSFERS OF ANNUITY UNITS................................        43
  WITHDRAWALS AFTER THE ANNUITY DATE........................        43
        Calculation of Proportionate Reduction..............        43
        Calculation of Present Value........................        44
        Deferral of Withdrawals.............................        44
  REVERSAL OF ANNUITIZATION.................................        45
  NORRIS DECISION...........................................        45
CHARGES AND DEDUCTIONS......................................        46
  VARIABLE ACCOUNT DEDUCTIONS...............................        46
        Mortality and Expense Risk Charge...................        46
        Administrative Expense Charge.......................        46
        Other Charges.......................................        47
  CONTRACT FEE..............................................        47

  PREMIUM TAXES.............................................        47
  SURRENDER CHARGE..........................................        48
        Calculation of Surrender Charge.....................        48
        Withdrawal Without Surrender Charge.................        49
        Effect of Withdrawal Without Surrender Charge
        Amount..............................................        51
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        52
  TRANSFER CHARGE...........................................        53
  WITHDRAWAL ADJUSTMENT CHARGE..............................        54
FEDERAL TAX CONSIDERATIONS..................................        55
  GENERAL...................................................        55
        The Company.........................................        55
        Diversification Requirements........................        55
        Investor Control....................................        55
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        56
  TAXATION OF THE CONTRACT IN GENERAL.......................        56
        Withdrawals Prior to Annuitization..................        56
        Withdrawals After Annuitization.....................        56
        Annuity Payouts After Annuitization.................        57
        Penalty on Distribution.............................        57
        Assignments or Transfers............................        57
        Nonnatural Owners...................................        57
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        58
  TAX WITHHOLDING...........................................        58
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        58
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        58
        Individual Retirement Annuities.....................        58
        Status of Death Benefits in IRAs....................        59
        Tax-Sheltered Annuities.............................        59
        Texas Optional Retirement Program...................        59
STATEMENTS AND REPORTS......................................        60
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        61
VOTING RIGHTS...............................................        61
DISTRIBUTION................................................        61
LEGAL MATTERS...............................................        62
FURTHER INFORMATION.........................................        62
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE INFORMATION.......................       B-1
APPENDIX C -- SURRENDER CHARGES.............................       C-1
APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS.........       D-1
APPENDIX E - CONDENSED FINANCIAL INFORMATION................       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
 CALCULATION................................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         7
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts and the Fixed Account credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the issue date and may not be later than the oldest Owner's 90th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to First Allmerica Financial Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee and/or surrender charge.

UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                   PAYMENT        CHARGE
(1) CONTRACT CHARGES:                                           --------------    ------
                                                                Less than 4        8.5%
                                                                Less than 5        7.5%
                                                                Less than 6        6.5%
                                                                Less than 7        5.5%
                                                                Less than 9        1.5%
                                                                 Thereafter         0
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawals or reversal of annuitization.
  The charge is a percentage of payments withdrawn (in
  excess of any amount that is free of surrenderLess than
  charge) within the indicated time period.Less than 83.5%

*From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when
Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue is within certain classes of eligible individuals. For more information see "Reduction or Elimination of Surrender Charge and
Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTIONS section.

                                                                                   None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

                                                                                   $30
ANNUAL CONTRACT FEE:
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

WITHDRAWAL ADJUSTMENT CHARGE AFTER THE ANNUITY DATE:

If you are receiving annuity payments under the Payments Guaranteed for a Specified Number of Years annuity option, you may request withdrawals which will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable option) or the interest rate (in the case of a fixed option) used to determine the Present Value is increased by a 1.00% Withdrawal Adjustment Charge.

The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                            1.40%
  ADMINISTRATIVE EXPENSE CHARGE:                                0.15%
                                                                ------
  TOTAL ANNUAL EXPENSES:                                        1.55%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
AIT Core Equity Fund (Service Shares)         0.55%              0.15%              0.06%            0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%              0.06%            0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%              0.08%            0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%              0.05%            0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%              0.07%            1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%              0.06%            1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%              0.34%            1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%              0.06%            1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%              0.05%            0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%              0.12%            1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%              0.06%            0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%              0.29%            1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%              0.39%            1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%              0.05%            1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%              0.41%            1.21%(3)
AIM V.I. Blue Chip Fund(Series I
 Shares)..............................        0.75%              0.00%              0.51%            1.26%(3)
AIM V.I. Premier Equity Fund
 (Series I Shares)....................        0.60%              0.00%              0.25%            0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%              0.57%            1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%              0.41%            1.41%(3)
Alliance Premier Growth Portfolio.....        1.00%              0.00%              0.04%            1.04%
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%              0.95%            1.45%(5)

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%              0.95%            1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%              0.04%            0.92%
Alliance Technology Portfolio
 (Class B)............................        1.00%              0.25%              0.08%            1.33%
Deutsche VIT EAFE Equity Index Fund...        0.45%              0.00%              0.20%            0.65%(6)
Deutsche VIT Small Cap Index Fund.....        0.35%              0.00%              0.10%            0.45%(6)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%              0.50%            1.33%(7)
Eaton Vance VT Worldwide Health
 Sciences Fund........................        1.00%              0.25%              1.05%            2.30%(7)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%              0.10%            0.58%(8)
Fidelity VIP Growth Portfolio.........        0.58%              0.00%              0.10%            0.68%(8)
Fidelity VIP High Income Portfolio....        0.58%              0.00%              0.13%            0.71%(8)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.................        0.58%              0.00%              0.10%            0.68%(8)
Fidelity VIP III Growth & Income
 Portfolio............................        0.48%              0.00%              0.10%            0.58%(8)
Fidelity VIP III Mid Cap Portfolio....        0.58%              0.00%              0.11%            0.69%(8)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.26%            1.09%(9)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%              0.03%            1.03%(10)(11)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%              0.31%            1.09%(10)(12)
FT VIP Franklin Small Cap Value
 Securities Fund (Class 2)............        0.60%              0.25%              0.20%            1.05%(10)(12)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%              0.19%            1.04%(10)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%              0.22%            1.16%(10)(12)
INVESCO VIF Dynamics Fund.............        0.75%              0.00%              0.33%            1.08%(13)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%              0.31%            1.06%(13)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares)...........        0.65%              0.25%              0.02%            0.92%(14)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%              0.25%              0.01%            0.91%(14)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%              0.05%            0.95%(14)
Janus Aspen International Growth
 Portfolio (Service Shares)...........        0.65%              0.25%              0.06%            0.96%(14)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%              0.15%            1.15%(15)(16)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%              0.16%            1.31%(15)(16)
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%              0.14%            1.14%(15)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%              0.18%            1.18%(15)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%              0.02%            0.91%(17)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%              0.06%            0.95%(17)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%              0.07%            1.06%(17)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%              0.05%            0.98%(17)

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%              0.04%            1.01%(17)(18)
Pioneer Fund VCT Portfolio
 (Class II)...........................        0.65%              0.25%              0.14%            1.04%
Pioneer Real Estate Shares VCT
 Portfolio(Class II)..................        0.80%              0.25%              0.47%            1.52%
SVS Dreman Financial Services
 Portfolio............................        0.74%              0.00%              0.07%            0.81%(19)
Scudder Technology Growth Portfolio...        0.75%              0.00%              0.11%            0.86%(19)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%              0.00%            1.05%(20)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.

In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.

(6)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, Other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for EAFE Equity Index Fund and 0.35%, 0.28% and 0.63% for Small Cap Index Fund, respectively, for the year ended December 31, 2001.

(7)As adjusted for material changes.

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.64% for VIP II Fidelity Contrafund-Registered Trademark- Portfolio, 0.56% for Fidelity VIP III Growth & Income Portfolio, 0.62% for Fidelity VIP III Mid Cap Portfolio, and 0.70% for VIP High Income Portfolio.

(9)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.

Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that Total Operating Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

(10)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11)The Fund administration fee is paid indirectly through the management fee.

(12)For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of

Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01%, 1.02% and 1.15%, respectively.

(13)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(15)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).

MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.

(16)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.

(17)Effective May 1, 2002, 12b-1 fees are 0.25%.

(18)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.

(19)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).

(20)Management Fees include ordinary, recurring operating expenses.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Lower costs apply to Contracts owned and maintained under a

401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $104       $161       $207       $282
AIT Equity Index Fund......................................    $101       $153       $192       $253
AIT Government Bond Fund...................................    $104       $160       $205       $279
AIT Money Market Fund......................................    $101       $154       $194       $255
AIT Select Aggressive Growth Fund..........................    $107       $169       $222       $312
AIT Select Capital Appreciation Fund.......................    $107       $170       $224       $316
AIT Select Emerging Markets Fund...........................    $114       $191       $261       $390
AIT Select Growth Fund.....................................    $106       $168       $219       $307
AIT Select Growth and Income Fund..........................    $105       $164       $213       $295
AIT Select International Equity Fund.......................    $108       $172       $228       $323
AIT Select Investment Grade Income Fund....................    $103       $157       $199       $267
AIT Select Strategic Growth Fund...........................    $109       $176       $234       $336
AIT Select Strategic Income Fund...........................    $107       $171       $226       $319
AIT Select Value Opportunity Fund..........................    $107       $170       $223       $314
AIM V.I. Aggressive Growth Fund............................    $108       $174       $230       $328
AIM V.I. Blue Chip Fund....................................    $109       $175       $233       $333
AIM V.I. Premier Equity Fund...............................    $105       $163       $212       $292
AIM V.I. Basic Value Fund..................................    $110       $180       $243       $352
AIM V.I. Capital Development Fund..........................    $110       $179       $241       $348
Alliance Premier Growth Portfolio..........................    $107       $169       $221       $311
AllianceBernstein Small Cap Value Portfolio................    $110       $180       $243       $352
AllianceBernstein Value Portfolio..........................    $110       $180       $243       $352
Alliance Growth and Income Portfolio.......................    $105       $165       $215       $299
Alliance Technology Portfolio..............................    $109       $177       $236       $340
Deutsche VIT EAFE Equity Index Fund........................    $103       $158       $201       $270
Deutsche VIT Small Cap Index Fund..........................    $101       $152       $190       $249
Eaton Vance VT Floating-Rate Income Fund...................    $109       $177       $236       $340
Eaton Vance VT Worldwide Health Sciences Fund..............    $119       $204       $282       $432
Fidelity VIP Equity-Income Portfolio.......................    $102       $156       $197       $263
Fidelity VIP Growth Portfolio..............................    $103       $158       $203       $274
Fidelity VIP High Income Portfolio.........................    $103       $159       $204       $277
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $103       $158       $203       $274
Fidelity VIP III Growth & Income Portfolio.................    $102       $156       $197       $263
Fidelity VIP III Mid Cap Portfolio.........................    $103       $159       $203       $275
Fidelity VIP III Value Strategies Portfolio................    $107       $170       $224       $316
FT VIP Franklin Large Cap Growth Securities Fund...........    $106       $169       $221       $310
FT VIP Franklin Small Cap Fund.............................    $107       $170       $224       $316
FT VIP Franklin Small Cap Value Securities Fund............    $107       $169       $222       $312
FT VIP Mutual Shares Securities Fund.......................    $107       $169       $221       $311
FT VIP Templeton Foreign Securities Fund...................    $108       $172       $228       $323
INVESCO VIF Dynamics Fund..................................    $107       $170       $224       $315
INVESCO VIF Health Sciences Fund...........................    $107       $169       $223       $313
Janus Aspen Aggressive Growth Portfolio....................    $105       $165       $215       $299

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Janus Aspen Growth Portfolio...............................    $105       $165       $215       $298
Janus Aspen Growth and Income Portfolio....................    $106       $166       $217       $302
Janus Aspen International Growth Portfolio.................    $106       $167       $217       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $108       $172       $227       $322
MFS-Registered Trademark- New Discovery Series.............    $109       $177       $235       $338
MFS-Registered Trademark- Total Return Series..............    $108       $172       $227       $321
MFS-Registered Trademark- Utilities Series.................    $108       $173       $229       $325
Oppenheimer Capital Appreciation Fund/VA...................    $105       $165       $215       $298
Oppenheimer Global Securities Fund/VA......................    $106       $166       $217       $302
Oppenheimer High Income Fund/VA............................    $107       $169       $223       $313
Oppenheimer Main Street Growth & Income Fund/VA............    $106       $167       $218       $305
Oppenheimer Multiple Strategies Fund/VA....................    $106       $168       $220       $308
Pioneer Fund VCT Portfolio.................................    $107       $169       $221       $311
Pioneer Real Estate Shares VCT Portfolio...................    $111       $182       $246       $359
SVS Dreman Financial Services Portfolio....................    $104       $162       $209       $287
Scudder Technology Growth Portfolio........................    $105       $164       $212       $293
T. Rowe Price International Stock Portfolio................    $107       $169       $222       $312

(2) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 77       $132       $282
AIT Equity Index Fund......................................    $22        $ 68       $117       $253
AIT Government Bond Fund...................................    $25        $ 76       $130       $279
AIT Money Market Fund......................................    $22        $ 69       $119       $255
AIT Select Aggressive Growth Fund..........................    $28        $ 86       $147       $312
AIT Select Capital Appreciation Fund.......................    $28        $ 87       $149       $316
AIT Select Emerging Markets Fund...........................    $36        $111       $187       $390
AIT Select Growth Fund.....................................    $28        $ 85       $144       $307
AIT Select Growth and Income Fund..........................    $26        $ 81       $138       $295
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 73       $124       $267
AIT Select Strategic Growth Fund...........................    $31        $ 94       $159       $336
AIT Select Strategic Income Fund...........................    $29        $ 88       $151       $319
AIT Select Value Opportunity Fund..........................    $28        $ 87       $148       $314
AIM V.I. Aggressive Growth Fund............................    $30        $ 91       $155       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 80       $137       $292
AIM V.I. Basic Value Fund..................................    $32        $ 99       $168       $352
AIM V.I. Capital Development Fund..........................    $32        $ 97       $166       $348
Alliance Premier Growth Portfolio..........................    $28        $ 86       $146       $311
AllianceBernstein Small Cap Value Portfolio................    $32        $ 99       $168       $352
AllianceBernstein Value Portfolio..........................    $32        $ 99       $168       $352
Alliance Growth and Income Portfolio.......................    $27        $ 82       $140       $299
Alliance Technology Portfolio..............................    $31        $ 95       $161       $340
Deutsche VIT EAFE Equity Index Fund........................    $24        $ 74       $126       $270
Deutsche VIT Small Cap Index Fund..........................    $22        $ 67       $115       $249
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $161       $340
Eaton Vance VT Worldwide Health Sciences Fund..............    $41        $125       $210       $432
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 71       $122       $263
Fidelity VIP Growth Portfolio..............................    $24        $ 74       $128       $274

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Fidelity VIP High Income Portfolio.........................    $24        $ 75       $129       $277
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $ 74       $128       $274
Fidelity VIP III Growth & Income Portfolio.................    $23        $ 71       $122       $263
Fidelity VIP III Mid Cap Portfolio.........................    $24        $ 75       $128       $275
Fidelity VIP III Value Strategies Portfolio................    $28        $ 87       $149       $316
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $146       $310
FT VIP Franklin Small Cap Fund.............................    $28        $ 87       $149       $316
FT VIP Franklin Small Cap Value Securities Fund............    $28        $ 86       $147       $312
FT VIP Mutual Shares Securities Fund.......................    $28        $ 86       $146       $311
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Dynamics Fund..................................    $28        $ 87       $149       $315
INVESCO VIF Health Sciences Fund...........................    $28        $ 86       $148       $313
Janus Aspen Aggressive Growth Portfolio....................    $27        $ 82       $140       $299
Janus Aspen Growth Portfolio...............................    $27        $ 82       $140       $298
Janus Aspen Growth and Income Portfolio....................    $27        $ 83       $142       $302
Janus Aspen International Growth Portfolio.................    $27        $ 83       $142       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 89       $152       $322
MFS-Registered Trademark- New Discovery Series.............    $31        $ 94       $160       $338
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $29        $ 90       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 82       $140       $298
Oppenheimer Global Securities Fund/VA......................    $27        $ 83       $142       $302
Oppenheimer High Income Fund/VA............................    $28        $ 86       $148       $313
Oppenheimer Main Street Growth & Income Fund/VA............    $27        $ 84       $143       $305
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 85       $145       $308
Pioneer Fund VCT Portfolio.................................    $28        $ 86       $146       $311
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $359
SVS Dreman Financial Services Portfolio....................    $26        $ 79       $134       $287
Scudder Technology Growth Portfolio........................    $26        $ 80       $137       $293
T. Rowe Price International Stock Portfolio................    $28        $ 86       $147       $312

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT REWARD VARIABLE ANNUITY?

The Allmerica Select Reward variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased prior to the 86th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Funds") under the Contract and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date, a death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than one year after the Issue Date; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

If you select a period certain option with payments guaranteed for a specified number of years, you may also take withdrawals during the annuity payout phase. Under this annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, First Allmerica Financial Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds and the Fixed Account.

VARIABLE ACCOUNT. The sixty Underlying Funds and the Sub-Advisers of the AIT Funds and the investment managers of the other Underlying Funds are:

                      UNDERLYING FUND                                      SUB-ADVISERS/FUND MANAGERS
                      ---------------                                      --------------------------
AIT Core Equity Fund                                          UBS Global Asset Management (Americas), Inc.
                                                              Goldman Sachs Asset Management
AIT Equity Index Fund                                         Allmerica Asset Management, Inc.
AIT Government Bond Fund                                      Allmerica Asset Management, Inc.
AIT Money Market Fund                                         Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                             Massachusetts Financial Services Company
                                                              Jennison Associates LLC
AIT Select Capital Appreciation Fund                          T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                              Schroder Investment Management North America Inc.
AIT Select Growth Fund                                        Putnam Investment Management, LLC
AIT Select Growth and Income Fund                             J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund                          Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund                       Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                              TCW Investment Management Company
AIT Select Strategic Income Fund                              Western Asset Management Company
AIT Select Value Opportunity Fund                             Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                               A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                                       A I M Advisors, Inc.
AIM V.I. Premier Equity Fund                                  A I M Advisors, Inc.
AIM V.I. Basic Value Fund                                     A I M Advisors, Inc.
AIM V.I. Capital Development Fund                             A I M Advisors, Inc.
AllianceBernstein Small Cap Value Portfolio                   Alliance Capital Management L.P.
AllianceBernstein Value Portfolio                             Alliance Capital Management L.P.
Alliance Growth and Income Portfolio                          Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                             Alliance Capital Management L.P.
Alliance Technology Portfolio                                 Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index Fund                           Deutsche Asset Management
Deutsche VIT Small Cap Index Fund                             Deutsche Asset Management
Eaton Vance VT Floating-Rate Income Fund                      Eaton Vance Management
Eaton Vance VT Worldwide Health Sciences Fund                 OrbiMed Advisors, Inc
Fidelity VIP Equity-Income Portfolio                          Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                                 Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                            Fidelity Management & Research Company
Fidelity VIP II Contrafund-Registered Trademark- Portfolio    Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio                    Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                            Fidelity Management & Research Company
Fidelity VIP III Value Strategies Portfolio                   Fidelity Management & Research Company
FT VIP Franklin Large Cap Growth Securities Fund              Franklin Advisers, Inc.
FT VIP Franklin Small Cap Fund                                Franklin Advisers, Inc.
FT VIP Franklin Small Cap Value Securities Fund               Franklin Advisory Services, LLC
FT VIP Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
FT VIP Templeton Foreign Securities Fund                      Templeton Investment Counsel, LLC
INVESCO VIF Dynamics Fund                                     INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                              INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio                       Janus Capital

                      UNDERLYING FUND                                      SUB-ADVISERS/FUND MANAGERS
                      ---------------                                      --------------------------
Janus Aspen Growth Portfolio                                  Janus Capital
Janus Aspen Growth and Income Portfolio                       Janus Capital
Janus Aspen International Growth Portfolio                    Janus Capital
MFS-Registered Trademark- Mid Cap Growth Series               Massachusetts Financial Services Company
MFS-Registered Trademark- New Discovery Series                Massachusetts Financial Services Company
MFS-Registered Trademark- Total Return Series                 Massachusetts Financial Services Company
MFS-Registered Trademark- Utilities Series                    Massachusetts Financial Services Company
Oppenheimer Capital Appreciation Fund/VA                      OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA                         OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                               OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA               OppenheimerFunds, Inc.
Oppenheimer Multiple Strategies Fund/VA                       OppenheimerFunds, Inc.
Pioneer Fund VCT Portfolio                                    Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio                      Pioneer Investment Management, Inc.
SVS Dreman Financial Services Portfolio                       Deutsche Investment Management Americas Inc.
Scudder Technology Growth Portfolio                           Deutsche Investment Management Americas Inc.
T. Rowe Price International Stock Portfolio                   T. Rowe Price International, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES. For more information about the investment advisers, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

    (1) 100% of Cumulative Earnings (excluding Payment Credits); or

    (2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy.

In addition, WHERE PERMITTED BY LAW, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before you attain age 65, you become disabled.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period under certain circumstances; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value plus any fees or charges previously deducted, less any Payment Credit(s). See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANY. The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. Effective October 16, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. As of December 31, 2001, the Company and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that covers the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

ALLMERICA SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account was authorized by vote of the Board of Directors of the Company on August 20,1991. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts of the Variable Account, and are kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds, which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA

RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Five of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. ("DeAM") serves as investment adviser to the Deutsche VIT Small Cap Index Fund and Deutsche VIT EAFE Equity Index Fund.

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages Eaton Vance VT Floating-Rate Income Fund. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, New York, manages the Eaton Vance VT Worldwide Health Sciences Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund-Registered Trademark-Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Advisory Services, LLC is the investment adviser to FT VIP Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-. MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark-Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price

International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

DEUTSCHE VIT EAFE EQUITY INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.

DEUTSCHE VIT SMALL CAP INDEX FUND -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 80% of total assets in common stocks of companies engaged in the development, production or distribution of products related to

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scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.

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INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

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SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Under a monthly automatic payment plan, the minimum initial payment is $50.

    - Each subsequent payment must be at least $50.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "TRANSFER PRIVILEGE" below.

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose,

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
without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, SEE "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts and the Fixed Account. Allocations to the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX
A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Fund. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

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NET INVESTMENT FACTOR.  The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.40% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Accumulated Value plus all fees and charges and less any payment Credits, and the Contract will be void from the beginning.

In most states, the Company will pay the Owner the Contract's Accumulated Value, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) gross payment(s) or (b) the Accumulated Value plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

Each time a payment is made, the Owner receives a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

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TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS", the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the AIT Money Market Fund and the Select Investment Grade Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

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    - automatic transfers may not be made into the selected source account or the Fixed Account and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100 and, except in New York where no specific

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minimum balance is required, the remaining Accumulated Value of the Contract may not be reduced to less than $1,000.

A surrender charge and a Contract fee may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. Subject to state law, the Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE", "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

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The minimum amount of each automatic withdrawal is $100 and, except in New York, the Accumulated Value may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only). Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

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The program will automatically terminate if a withdrawal that is not part of the program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

The death benefit is equal to the greatest of:

    (a) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork;

    (b) gross payments, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal under (b) or (c) the proportionate reduction is calculated by multiplying the death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of both the death certificate and all necessary claim paperwork at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), the excess, if any, of the death benefit over the Accumulated Value will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant, and the excess, if any, of the death benefit over the Contract's Accumulated Value will be added to the AIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in

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the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and received at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

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
                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the first Contract Anniversary; and

    - must occur before the Owner's 90th birthday.

If there are Joint Owners, the age of the older will determine the latest possible Annuity Date. If there is a non-natural owner, the Annuity Date will be based on the age of the oldest Annuitant. If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's 85th birthday or (b) one year after the Issue Date.

The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with 10 Year Period Certain annuity payout option.

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
The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

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
LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the AIR and

    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3% or 5%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

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DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT.  The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see NORRIS DECISION);

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option, less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

Notwithstanding the above, the annuity benefit payments under a New York Contract will be equal to or greater than the annuity benefit payments under a single premium immediate variable annuity issued by the Company where the initial payment is equal to the greater of (1) the Contract's surrender value or
(2) 95% of the Accumulated Value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or in most jurisdictions, telephone request to the Company. Transfers will be subject to the same market timing restrictions discussed in "PAYMENTS" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, an Owner receiving annuity benefit payments under a period certain option may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Present Value Withdrawal represents a portion of the present value of the remaining guaranteed annuity benefit payments and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See Calculation of Present Value, below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future guaranteed variable annuity benefit payment or the dollar amount applied to each future guaranteed fixed annuity benefit payment. Because each variable annuity

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benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                       Amount of the variable withdrawal
                 ----------------------------------------------

                Present value of all remaining variable annuity
              benefit payments immediately prior to the withdrawal

Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge" equal to 1.00%. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

Because the Withdrawal Adjustment Charge will have an impact on remaining annuity benefit payments, you should carefully consider the following before making a withdrawal. For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction" above.

For examples of a Present Value Withdrawal, see APPENDIX D --EXAMPLES OF PRESENT VALUE WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

Subject to state law, the Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the accumulation phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Contract's Fixed Account on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the annuity payout phase will be treated as a withdrawal of the Surrender Value in the accumulation phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals, and there may be adverse tax consequences. See "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with 10 Year Period Certain annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on unisex rates.

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
                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.40% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds also contain information concerning expenses and should be read in conjunction with this Prospectus.

CONTRACT FEE

During the accumulation phase, a $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments -- total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS FOR A DISCUSSION OF HOW WITHDRAWALS ARE TREATED FOR INCOME TAX PURPOSES.)

The following surrender charge table outlines these charges:

  COMPLETE YEARS
       FROM
  DATE OF PAYMENT          CHARGE
-------------------       --------
    Less than 4             8.5%
    Less than 5             7.5%
    Less than 6             6.5%
    Less than 7             5.5%
    Less than 8             3.5%
    Less than 9             1.5%
    Thereafter                0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see ANNUITIZATION -- THE PAYOUT PHASE, "WITHDRAWALS AFTER THE ANNUITY DATE"). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

    A is earnings at the time of withdrawal excluding Payment Credits and

    B is 15% times (X less Y)* less Z where:

       X is the total gross payments made to the contract

       Y is any previous withdrawals that exceed the WWSC amount

       Z is any previous WWSC amount withdrawn in the same calendar year pil4m*In the contract, X less Y is referred to as the Gross Payment Base

To illustrate how this works assume the following:

    - The issue date is February 1, 2000.

    - The initial payment to the contract is $100,000.

    - No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                  DATE OF      CONTRACT YEAR IN WHICH  EARNINGS AT THE TIME   AMOUNT OF
                 WITHDRAWAL       WITHDRAWAL MADE         OF WITHDRAWAL       WITHDRAWAL
               --------------  ----------------------  --------------------   ----------
Withdrawal #1  April 1, 2000            1st                   $2,000           $ 8,000
Withdrawal #2  August 1, 2000           1st                   $3,680           $ 8,000
Withdrawal #3  April 1, 2001            2nd                   $7,414           $15,000
Withdrawal #4  August 1, 2001           2nd                   $3,404           $ 2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

    A is $2,000

    B is 15% times (X less Y) less Z where:

       X is $100,000

       Y is $0 (no previous withdrawals have been made)

       Z is $0 (no previous withdrawals have been made)

       15% times ($100,000 less $0) less $0 =

       15% times ($100,000) less $0 =

       $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

    A is $3,680

    B is 15% times (X less Y) less Z where:

       X is $100,000

       Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

       Z is $8,000 (Withdrawal #1 was made in the same calendar year)

       15% times ($100,000 less $0) less $8,000 =

       15% times ($100,000) less $8,000 =

       $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

       Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

    A is $7,414

    B is 15% times (X less Y) less Z where:

       X is $100,000

       Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

       Z is $0 (This is the first withdrawal of this calendar year)

       15% times ($100,000 less $1,000) less $0 =

       15% times ($99,000) less $0 =

       $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

       Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

    A is $3,404

    B is 15% times (X less Y) less Z where:

       X is $100,000

       Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

       Z is $14,850 (Withdrawal #3 was made in the same calendar year. $14,850 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

       15% times ($100,000 less $1,150) less $14,850 =

       15% times ($98,850) less $14,850 =

       $14,827.50 less $14,850 = $-22.50

The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

       Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

    - The Company first deducts the Withdrawal Without Surrender Charge Amount from cumulative earnings.

    - If the Withdrawal Without Surrender Charge Amount exceeds cumulative earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

    - If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

- First from Old Payments.

    - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

- Second from New Payments.

    - The surrender charge table is applicable.

    - Payments are now withdrawn from this category on a first-in-first-out
      (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

- Third from Payment Credits.

    - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge Amount taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, SEE "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE AND SEE FEDERAL TAX CONSIDERATIONS.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. For purposes of this provision, "physically disabled" means the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

Where surrender charges have been waived under the situation discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

    - investment managers or sub-advisers of the Underlying Funds; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office. Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by 1.00%. The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.

TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's investment in the contract. Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.

For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification of distributions, which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The death benefit payable under this Contract may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Contract as an Individual Retirement Annuity. If the Contract fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age 59 1/2. You should consult a qualified tax adviser before purchasing this Contract as an Individual Retirement Annuity.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 7.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

                                   APPENDIX B
                            PERFORMANCE INFORMATION

The Company first offered this Contract to the public in 2001. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (See Tables 1A, 1B and 3A) and (2) the periods that the Underlying Funds have been in existence (See Tables 2A, 2B and 4A). Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges and neither set reflects the 5% Payment Credit. Performance results in Tables 3A and 4A, however, do reflect the 5% Payment Credit but also include all applicable deductions for the Contract Fee, Sub-Account charges, Underlying Fund charges and assume that the Contract is surrendered at the end of the applicable period. They do not include any optional Rider charge.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The "yield" of the Sub-Account investing in the AIT money market fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "yield" of a Sub-Account investing in a Fund other than a money market fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-

Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

The performance shown in Table 3A is calculated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 5% Payment Credit. Similarly, performance shown in Table 4A is calculated in exactly the same manner as that in Table 2A but is adjusted upward to reflect the 5% Payment Credit. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                                   FOR YEAR                          INCEPTION OF
                                                SUB-ACCOUNT          ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.........................          N/A                 N/A               N/A               N/A
AIT Equity Index Fund........................      7/10/01                 N/A               N/A            -10.17%
AIT Government Bond Fund.....................          N/A                 N/A               N/A               N/A
AIT Money Market Fund........................      7/10/01                 N/A               N/A             -6.68%
AIT Select Aggressive Growth Fund............      7/10/01                 N/A               N/A            -11.43%
AIT Select Capital Appreciation Fund.........      7/10/01                 N/A               N/A             -3.75%
AIT Select Emerging Markets Fund.............      7/10/01                 N/A               N/A             -7.34%
AIT Select Growth Fund.......................      7/10/01                 N/A               N/A            -14.47%
AIT Select Growth and Income Fund............      7/10/01                 N/A               N/A            -10.89%
AIT Select International Equity Fund.........      7/10/01                 N/A               N/A            -12.30%
AIT Select Investment Grade Income Fund......      7/10/01                 N/A               N/A             -4.45%
AIT Select Strategic Growth Fund.............      7/10/01                 N/A               N/A            -18.58%
AIT Select Strategic Income Fund.............      7/10/01                 N/A               N/A             -5.19%
AIT Select Value Opportunity Fund............      7/10/01                 N/A               N/A             -2.64%
AIM V.I. Aggressive Growth Fund..............      7/10/01                 N/A               N/A            -15.69%
AIM V.I. Blue Chip Fund......................      7/10/01                 N/A               N/A            -11.72%
AIM V.I. Premier Equity Fund.................      7/10/01                 N/A               N/A            -10.81%
AIM V.I. Basic Value Fund....................          N/A                 N/A               N/A               N/A
AIM V.I. Capital Development Fund............          N/A                 N/A               N/A               N/A
Alliance Premier Growth Portfolio............      7/10/01                 N/A               N/A             -9.71%
Alliance Bernstein Small Value Portfolio.....          N/A                 N/A               N/A               N/A
Alliance Bernstein Value Portfolio...........          N/A                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.........      7/10/01                 N/A               N/A            -10.35%
Alliance Technology Portfolio................          N/A                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index...............      7/10/01                 N/A               N/A            -14.36%
Deutsche VIT Small Cap Index.................      7/10/01                 N/A               N/A             -5.16%
Eaton Vance VT Floating-Rate Income Fund.....      7/10/01                 N/A               N/A             -7.36%
Eaton Vance VT Worldwide Health Sciences
 Fund........................................      7/10/01                 N/A               N/A              6.42%
Fidelity VIP Equity-Income Portfolio.........      7/10/01                 N/A               N/A             -9.36%
Fidelity VIP Growth Portfolio................      7/10/01                 N/A               N/A            -11.05%
Fidelity VIP High Income Portfolio...........      7/10/01                 N/A               N/A            -12.53%
Fidelity VIP Value Strategies Portfolio......          N/A                 N/A               N/A               N/A
Fidelity VIP II
 Contrafund-Registered Trademark-
 Portfolio...................................      7/10/01                 N/A               N/A             -8.78%
Fidelity VIP III Growth & Income Portfolio...      7/10/01                 N/A               N/A             -7.30%
Fidelity VIP III Mid Cap Portfolio...........      7/10/01                 N/A               N/A             -3.77%
FT VIP Franklin Large Cap Growth Securities
 Fund........................................          N/A                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...............      7/10/01                 N/A               N/A             -5.60%
FT VIP Franklin Small Cap Value Securities
 Fund........................................          N/A                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund.........      7/10/01                 N/A               N/A            -10.67%
FT VIP Templeton Foreign Securities Fund.....          N/A                 N/A               N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                                   FOR YEAR                          INCEPTION OF
                                                SUB-ACCOUNT          ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
INVESCO VIF Dynamics Fund                          7/10/01                 N/A               N/A            -13.17%
INVESCO VIF Health Sciences Fund.............      7/10/01                 N/A               N/A             -4.50%
Janus Aspen Aggressive Growth Portfolio......      7/10/01                 N/A               N/A            -18.66%
Janus Aspen Growth Portfolio.................      7/10/01                 N/A               N/A            -16.80%
Janus Aspen Growth and Income Portfolio......      7/10/01                 N/A               N/A            -11.29%
Janus Aspen International Growth Portfolio...      7/10/01                 N/A               N/A            -12.99%
MFS Mid Cap Growth Series....................          N/A                 N/A               N/A               N/A
MFS New Discovery Series.....................          N/A                 N/A               N/A               N/A
MFS Total Return Series......................          N/A                 N/A               N/A               N/A
MFS Utilities Series.........................          N/A                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.....          N/A                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA........          N/A                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..............          N/A                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/
 VA..........................................          N/A                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA......          N/A                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio...................      7/10/01                 N/A               N/A            -10.37%
Pioneer Real Estate Shares VCT Portfolio.....      7/10/01                 N/A               N/A             -5.00%
Scudder Technology Growth Portfolio..........      7/10/01                 N/A               N/A            -11.54%
SVS Dreman Financial Services Portfolio......      7/10/01                 N/A               N/A             -9.05%
T. Rowe Price International Stock
 Portfolio...................................      7/10/01                 N/A               N/A            -11.30%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                                   FOR YEAR                          INCEPTION OF
                                                SUB-ACCOUNT          ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.........................          N/A                 N/A               N/A               N/A
AIT Equity Index Fund........................      7/10/01                 N/A               N/A             -3.11%
AIT Government Bond Fund.....................          N/A                 N/A               N/A               N/A
AIT Money Market Fund........................      7/10/01                 N/A               N/A              0.74%
AIT Select Aggressive Growth Fund............      7/10/01                 N/A               N/A             -4.48%
AIT Select Capital Appreciation Fund.........      7/10/01                 N/A               N/A              3.81%
AIT Select Emerging Markets Fund.............      7/10/01                 N/A               N/A             -0.05%
AIT Select Growth Fund.......................      7/10/01                 N/A               N/A             -7.76%
AIT Select Growth and Income Fund............      7/10/01                 N/A               N/A             -3.89%
AIT Select International Equity Fund.........      7/10/01                 N/A               N/A             -5.38%
AIT Select Investment Grade Income Fund......      7/10/01                 N/A               N/A              3.16%
AIT Select Strategic Growth Fund.............      7/10/01                 N/A               N/A            -12.20%
AIT Select Strategic Income Fund.............      7/10/01                 N/A               N/A              2.27%
AIT Select Value Opportunity Fund............      7/10/01                 N/A               N/A              5.03%
AIM V.I. Aggressive Growth Fund..............      7/10/01                 N/A               N/A             -9.08%
AIM V.I. Blue Chip Fund......................      7/10/01                 N/A               N/A             -4.75%
AIM V.I. Premier Equity Fund.................      7/10/01                 N/A               N/A             -3.77%
AIM V.I. Basic Value Fund....................          N/A                 N/A               N/A               N/A
AIM V.I. Capital Development Fund............          N/A                 N/A               N/A               N/A
Alliance Premier Growth Portfolio............      7/10/01                 N/A               N/A             -2.53%
Alliance Bernstein Small Value Portfolio.....          N/A                 N/A               N/A               N/A
Alliance Bernstein Value Portfolio...........          N/A                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.........      7/10/01                 N/A               N/A             -3.20%
Alliance Technology Portfolio................          N/A                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index...............      7/10/01                 N/A               N/A             -7.68%
Deutsche VIT Small Cap Index.................      7/10/01                 N/A               N/A              2.23%
Eaton Vance VT Floating-Rate Income Fund.....      7/10/01                 N/A               N/A             -0.05%
Eaton Vance VT Worldwide Health Sciences
 Fund........................................      7/10/01                 N/A               N/A             14.80%
Fidelity VIP Equity-Income Portfolio.........      7/10/01                 N/A               N/A             -2.16%
Fidelity VIP Growth Portfolio................      7/10/01                 N/A               N/A             -4.00%
Fidelity VIP High Income Portfolio...........      7/10/01                 N/A               N/A             -5.60%
Fidelity VIP Value Strategies Portfolio......          N/A                 N/A               N/A               N/A
Fidelity VIP II
 Contrafund-Registered Trademark-
 Portfolio...................................      7/10/01                 N/A               N/A             -1.58%
Fidelity VIP III Growth & Income Portfolio...      7/10/01                 N/A               N/A             -0.06%
Fidelity VIP III Mid Cap Portfolio...........      7/10/01                 N/A               N/A              3.81%
FT VIP Franklin Large Cap Growth Securities
 Fund........................................          N/A                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...............      7/10/01                 N/A               N/A              1.82%
FT VIP Franklin Small Cap Value Securities
 Fund........................................          N/A                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund.........      7/10/01                 N/A               N/A             -3.63%
FT VIP Templeton Foreign Securities Fund.....          N/A                 N/A               N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                                   FOR YEAR                          INCEPTION OF
                                                SUB-ACCOUNT          ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
INVESCO VIF Dynamics Fund....................      7/10/01                 N/A               N/A             -6.36%
INVESCO VIF Health Sciences Fund.............      7/10/01                 N/A               N/A              2.99%
Janus Aspen Aggressive Growth Portfolio......      7/10/01                 N/A               N/A            -12.29%
Janus Aspen Growth Portfolio.................      7/10/01                 N/A               N/A            -10.28%
Janus Aspen Growth and Income Portfolio......      7/10/01                 N/A               N/A             -4.34%
Janus Aspen International Growth Portfolio...      7/10/01                 N/A               N/A             -6.16%
MFS Mid Cap Growth Series....................          N/A                 N/A               N/A               N/A
MFS New Discovery Series.....................          N/A                 N/A               N/A               N/A
MFS Total Return Series......................          N/A                 N/A               N/A               N/A
MFS Utilities Series.........................          N/A                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.....          N/A                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA........          N/A                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..............          N/A                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/
 VA..........................................          N/A                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA......          N/A                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio...................      7/10/01                 N/A               N/A             -3.37%
Pioneer Real Estate Shares VCT Portfolio.....      7/10/01                 N/A               N/A              2.43%
Scudder Technology Growth Portfolio..........      7/10/01                 N/A               N/A             -4.62%
SVS Dreman Financial Services Portfolio......      7/10/01                 N/A               N/A             -1.93%
T. Rowe Price International Stock
 Portfolio...................................      7/10/01                 N/A               N/A             -4.32%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                 UNDERLYING        FOR YEAR                          INCEPTION OF
                                                    FUND             ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund*........................      4/29/85              -24.10%             4.86%             8.53%
AIT Equity Index Fund*.......................      9/28/90              -19.69%             5.85%             8.86%
AIT Government Bond Fund*....................      8/26/91               -1.70%             3.56%             4.52%
AIT Money Market Fund*.......................      4/29/85               -4.88%             0.03%             0.52%
AIT Select Aggressive Growth Fund*...........      8/21/92              -28.46%            -3.23%             6.42%
AIT Select Capital Appreciation Fund*........      4/28/95               -9.75%             6.64%            11.74%
AIT Select Emerging Markets Fund*............      2/20/98              -17.05%              N/A            -12.12%
AIT Select Growth Fund*......................      8/21/92              -31.26%             3.39%             6.53%
AIT Select Growth and Income Fund*...........      8/21/92              -19.44%             1.03%             5.89%
AIT Select International Equity Fund*........       5/2/94              -28.40%            -2.13%             2.56%
AIT Select Investment Grade Income Fund*.....      4/29/85               -1.56%             1.28%             2.17%
AIT Select Strategic Growth Fund*............      2/20/98              -35.44%              N/A            -20.41%
AIT Select Strategic Income Fund*............       7/3/00               -2.37%              N/A              1.57%
AIT Select Value Opportunity Fund*...........      4/30/93                2.85%             7.92%            10.00%
AIM V.I. Aggressive Growth Fund..............       5/1/98              -32.50%              N/A             -2.68%
AIM V.I. Blue Chip Fund......................     12/29/99              -29.34%              N/A            -21.42%
AIM V.I. Premier Equity Fund.................       5/5/93              -20.23%             5.10%            10.03%
AIM V.I. Basic Value Fund*...................      9/10/01                 N/A               N/A             -6.27%
AIM V.I. Capital Development Fund*...........       5/1/98              -16.05%              N/A              1.20%
Alliance Premier Growth Portfolio............      6/26/92              -24.63%             8.04%            12.10%
AllianceBernstein Small Cap Value
 Portfolio*..................................       5/1/01                 N/A               N/A              1.85%
AllianceBernstein Value Portfolio*...........       5/1/01                 N/A               N/A             -8.25%
Alliance Growth and Income Portfolio*........      1/14/91               -8.66%             9.78%            10.93%
Alliance Technology Portfolio*...............      1/11/96              -31.90%             9.39%             9.44%
Deutsche VIT EAFE Equity Index Fund..........      8/22/97              -31.22%              N/A             -6.88%
Deutsche VIT Small Cap Index Fund............      8/22/97               -6.78%              N/A             -0.77%
Eaton Vance VT Floating-Rate Income Fund.....       5/1/01                 N/A               N/A             -7.51%
Eaton Vance VT Worldwide Health Sciences
 Fund........................................       5/1/01                 N/A               N/A              6.21%
Fidelity VIP Equity-Income Portfolio.........      10/9/86              -13.31%             4.57%            10.19%
Fidelity VIP Growth Portfolio................      10/9/86              -24.89%             7.21%             9.89%
Fidelity VIP High Income Portfolio...........      9/19/85              -19.48%            -8.55%             1.84%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................       1/3/95              -19.93%             5.85%            12.31%
Fidelity VIP III Growth & Income Portfolio...     12/31/96              -16.66%             5.28%             5.28%
Fidelity VIP III Mid Cap Portfolio...........     12/28/98              -11.66%              N/A             20.33%
Fidelity VIP III Value Strategies
 Portfolio...................................          N/A                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.......................................       5/1/96              -19.15%             8.88%             9.99%
FT VIP Franklin Small Cap Fund*..............      11/1/95              -22.76%             5.53%             9.11%
FT VIP Franklin Small Cap Value Securities
 Fund*.......................................       5/1/98                3.68%              N/A             -0.85%
FT VIP Mutual Shares Securities Fund*........      11/8/96               -2.44%             4.85%             5.54%
FT VIP Templeton Foreign Securities Fund*....       5/1/92              -23.47%             1.40%             7.59%
INVESCO VIF Dynamics Fund....................      8/25/97              -37.15%              N/A              0.92%
INVESCO VIF Health Sciences Fund.............      5/22/97              -20.19%              N/A             10.27%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2A (CONTINUED)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                 UNDERLYING        FOR YEAR                          INCEPTION OF
                                                    FUND             ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio......      9/13/93              -44.85%             2.28%             8.93%
Janus Aspen Growth Portfolio.................      9/13/93              -31.44%             4.18%             7.91%
Janus Aspen Growth and Income Portfolio......       5/1/98              -21.09%              N/A              7.71%
Janus Aspen International Growth Portfolio...       5/2/94              -29.99%             5.04%             9.87%
MFS-Registered Trademark- Mid Cap Growth
 Series*.....................................       5/1/00              -24.70%              N/A            -17.73%
MFS-Registered Trademark- New Discovery
 Series*.....................................       5/1/98              -13.27%              N/A             10.94%
MFS-Registered Trademark- Total Return
 Series*.....................................       1/3/95               -8.43%             7.50%            10.93%
MFS-Registered Trademark- Utilities
 Series*.....................................       1/3/95              -30.77%             7.74%            12.53%
Oppenheimer Capital Appreciation Fund/VA*....       4/3/85              -20.15%            11.46%            13.42%
Oppenheimer Global Securities Fund/VA*.......     11/12/90              -19.66%            12.70%            12.14%
Oppenheimer High Income Fund/VA*.............      4/30/86               -6.87%            -0.04%             7.03%
Oppenheimer Main Street Growth & Income
 Fund/VA*....................................       7/5/95              -17.94%             3.79%            10.60%
Oppenheimer Multiple Strategies Fund/VA*.....       2/9/87               -6.64%             5.90%             8.49%
Pioneer Fund VCT Portfolio*..................     10/31/97              -18.80%              N/A              2.98%
Pioneer Real Estate Shares VCT Portfolio*....       3/1/95               -1.81%            -0.09%             7.11%
SVS Dreman Financial Services Portfolio......       5/3/99              -38.28%              N/A             -6.98%
Scudder Technology Growth Portfolio..........       5/4/98              -13.13%              N/A             -2.19%
T. Rowe Price International Stock
 Portfolio...................................      3/31/94              -29.01%            -4.52%            -0.27%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                 UNDERLYING        FOR YEAR                          INCEPTION OF
                                                    FUND             ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund*........................      4/29/85              -18.19%             6.07%             8.53%
AIT Equity Index Fund*.......................      9/28/90              -13.37%             8.68%            10.75%
AIT Government Bond Fund*....................      8/26/91                5.96%             4.84%             4.53%
AIT Money Market Fund*.......................      4/29/85                2.68%             3.75%             3.27%
AIT Select Aggressive Growth Fund*...........      8/21/92              -22.83%            -0.07%             7.94%
AIT Select Capital Appreciation Fund*........      4/28/95               -2.65%             9.79%            13.73%
AIT Select Emerging Markets Fund*............      2/20/98              -10.52%              N/A             -8.84%
AIT Select Growth Fund*......................      8/21/92              -25.86%             6.20%             8.37%
AIT Select Growth and Income Fund*...........      8/21/92              -13.10%             4.25%             7.80%
AIT Select International Equity Fund*........       5/2/94              -22.73%             1.21%             4.82%
AIT Select Investment Grade Income Fund*.....      4/29/85                6.28%             5.00%             4.66%
AIT Select Strategic Growth Fund*............      2/20/98              -30.36%              N/A            -17.54%
AIT Select Strategic Income Fund*............       7/3/00                5.32%              N/A              6.91%
AIT Select Value Opportunity Fund*...........      4/30/93               10.95%            11.16%            11.99%
AIM V.I. Aggressive Growth Fund..............       5/1/98              -27.20%              N/A              0.73%
AIM V.I. Blue Chip Fund......................     12/29/99              -23.74%              N/A            -16.93%
AIM V.I. Premier Equity Fund.................       5/5/93              -13.92%             8.01%            11.68%
AIM V.I. Basic Value Fund*...................      9/10/01                 N/A               N/A              1.04%
AIM V.I. Capital Development Fund*...........       5/1/98               -9.50%              N/A              3.30%
Alliance Premier Growth Portfolio............      6/26/92              -18.61%            10.63%            13.65%
AllianceBernstein Small Cap Value
 Portfolio*..................................       5/1/01                 N/A               N/A              9.79%
AllianceBernstein Value Portfolio*...........       5/1/01                 N/A               N/A             -1.10%
Alliance Growth and Income Portfolio*........      1/14/91               -1.39%            12.64%            12.87%
Alliance Technology Portfolio*...............      1/11/96              -26.59%            10.42%            10.13%
Deutsche VIT EAFE Equity Index Fund..........      8/22/97              -25.85%              N/A             -3.65%
Deutsche VIT Small Cap Index Fund............      8/22/97                0.49%              N/A              2.91%
Eaton Vance VT Floating-Rate Income Fund.....       5/1/01                 N/A               N/A             -0.21%
Eaton Vance VT Worldwide Health Sciences
 Fund........................................       5/1/01                 N/A               N/A             14.58%
Fidelity VIP Equity-Income Portfolio.........      10/9/86               -6.42%             7.72%            11.87%
Fidelity VIP Growth Portfolio................      10/9/86              -18.91%             9.95%            11.66%
Fidelity VIP High Income Portfolio...........      9/19/85              -13.09%            -5.06%             3.67%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................       1/3/95              -13.60%             8.75%            13.99%
Fidelity VIP III Growth & Income Portfolio...     12/31/96              -10.15%             8.21%             8.21%
Fidelity VIP III Mid Cap Portfolio...........     12/28/98               -4.70%              N/A             23.75%
Fidelity VIP III Value Strategies
 Portfolio...................................          N/A                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.......................................       5/1/96              -12.86%             9.94%            10.82%
FT VIP Franklin Small Cap Fund*..............      11/1/95              -16.68%             8.59%            11.46%
FT VIP Franklin Small Cap Value Securities
 Fund*.......................................       5/1/98               11.76%              N/A              1.20%
FT VIP Mutual Shares Securities Fund*........      11/8/96                5.25%             8.23%             8.66%
FT VIP Templeton Foreign Securities Fund*....       5/1/92              -17.51%             2.74%             7.60%
INVESCO VIF Dynamics Fund....................      8/25/97              -32.21%              N/A              4.13%
INVESCO VIF Health Sciences Fund.............      5/22/97              -13.93%              N/A             13.01%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                 UNDERLYING        FOR YEAR                          INCEPTION OF
                                                    FUND             ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio......      9/13/93              -40.52%             5.16%            10.50%
Janus Aspen Growth Portfolio.................      9/13/93              -26.05%             7.08%             9.78%
Janus Aspen Growth and Income Portfolio......       5/1/98              -14.91%              N/A             10.72%
Janus Aspen International Growth Portfolio...       5/2/94              -24.48%             7.94%            11.72%
MFS-Registered Trademark- Mid Cap Growth
 Series*.....................................       5/1/00              -18.83%              N/A            -13.94%
MFS-Registered Trademark- New Discovery
 Series*.....................................       5/1/98               -6.51%              N/A             12.67%
MFS-Registered Trademark- Total Return
 Series*.....................................       1/3/95               -1.29%             8.61%            11.43%
MFS-Registered Trademark- Utilities
 Series*.....................................       1/3/95              -25.37%             8.83%            12.98%
Oppenheimer Capital Appreciation Fund/VA*....       4/3/85              -13.93%            12.42%            13.42%
Oppenheimer Global Securities Fund/VA*.......     11/12/90              -13.41%            13.62%            12.14%
Oppenheimer High Income Fund/VA*.............      4/30/86                0.39%             1.28%             7.03%
Oppenheimer Main Street Growth & Income
 Fund/VA*....................................       7/5/95              -11.54%             5.06%            11.17%
Oppenheimer Multiple Strategies Fund/VA*.....       2/9/87                0.63%             7.07%             8.49%
Pioneer Fund VCT Portfolio*..................     10/31/97              -12.46%              N/A              6.31%
Pioneer Real Estate Shares VCT Portfolio*....       3/1/95                5.87%             3.78%             9.42%
SVS Dreman Financial Services Portfolio......       5/3/99              -33.44%              N/A             -3.71%
Scudder Technology Growth Portfolio..........       5/4/98               -6.32%              N/A              1.62%
T. Rowe Price International Stock
 Portfolio...................................      3/31/94              -23.41%            -1.18%             2.07%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 3
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                                   FOR YEAR                          INCEPTION OF
                                                SUB-ACCOUNT          ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.........................         N/A*                 N/A               N/A               N/A
AIT Equity Index Fund........................      7/10/01                 N/A               N/A             -6.32%
AIT Government Bond Fund.....................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund........................      7/10/01                 N/A               N/A             -3.35%
AIT Select Aggressive Growth Fund............      7/10/01                 N/A               N/A             -7.48%
AIT Select Capital Appreciation Fund.........      7/10/01                 N/A               N/A              0.44%
AIT Select Emerging Markets Fund.............      7/10/01                 N/A               N/A             -3.36%
AIT Select Growth Fund.......................      7/10/01                 N/A               N/A            -10.63%
AIT Select Growth and Income Fund............      7/10/01                 N/A               N/A             -6.98%
AIT Select International Equity Fund.........      7/10/01                 N/A               N/A             -8.78%
AIT Select Investment Grade Income Fund......      7/10/01                 N/A               N/A             -1.25%
AIT Select Strategic Growth Fund.............      7/10/01                 N/A               N/A            -14.92%
AIT Select Strategic Income Fund.............      7/10/01                 N/A               N/A             -1.22%
AIT Select Value Opportunity Fund............      7/10/01                 N/A               N/A              1.37%
AIM V.I. Aggressive Growth Fund..............      7/10/01                 N/A               N/A            -11.94%
AIM V.I. Blue Chip Fund......................      7/10/01                 N/A               N/A             -8.15%
AIM V.I. Premier Equity Fund.................      7/10/01                 N/A               N/A             -7.23%
AIM V.I. Basic Value Fund....................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund............         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio............      7/10/01                 N/A               N/A             -6.58%
AllianceBernstein Small Cap Value
 Portfolio...................................         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio............         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.........      7/10/01                 N/A               N/A             -7.32%
Alliance Technology Portfolio................         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index Fund..........      7/10/01                 N/A               N/A            -10.17%
Deutsche VIT Small Cap Index Fund............      7/10/01                 N/A               N/A             -0.53%
Eaton Vance VT Floating-Rate Income Fund.....      7/10/01                 N/A               N/A             -3.63%
Eaton Vance VT Worldwide Health Sciences
 Fund........................................      7/10/01                 N/A               N/A             11.13%
Fidelity VIP Equity-Income Portfolio.........      7/10/01                 N/A               N/A             -6.08%
Fidelity VIP Growth Portfolio................      7/10/01                 N/A               N/A             -7.75%
Fidelity VIP High Income Portfolio...........      7/10/01                 N/A               N/A             -9.24%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................      7/10/01                 N/A               N/A             -5.07%
Fidelity VIP III Growth & Income Portfolio...      7/10/01                 N/A               N/A             -2.87%
Fidelity VIP III Mid Cap Portfolio...........      7/10/01                 N/A               N/A              0.28%
Fidelity VIP III Value Strategies
 Portfolio...................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund........................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...............      7/10/01                 N/A               N/A             -1.52%
FT VIP Franklin Small Cap Value Securities
 Fund........................................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund.........      7/10/01                 N/A               N/A             -6.97%
FT VIP Templeton Foreign Securities Fund.....         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund....................      7/10/01                 N/A               N/A             -9.32%
INVESCO VIF Health Sciences Fund.............      7/10/01                 N/A               N/A             -0.15%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 3 (CONTINUED)
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS
                                                                                                       OR SINCE
                                                                   FOR YEAR                          INCEPTION OF
                                                SUB-ACCOUNT          ENDED                            SUB-ACCOUNT
                                               INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                               --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio......      7/10/01                 N/A               N/A            -14.87%
Janus Aspen Growth Portfolio.................      7/10/01                 N/A               N/A            -13.02%
Janus Aspen Growth and Income Portfolio......      7/10/01                 N/A               N/A             -7.22%
Janus Aspen International Growth Portfolio...      7/10/01                 N/A               N/A             -9.17%
MFS-Registered Trademark- Mid Cap Growth
 Series                                               N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery
 Series                                               N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series            N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.....         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA........         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..............         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income
 Fund/VA.....................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA......         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio...................      7/10/01                 N/A               N/A             -6.09%
Pioneer Real Estate Shares VCT Portfolio.....      7/10/01                 N/A               N/A             -0.49%
SVS Dreman Financial Services Portfolio......      7/10/01                 N/A               N/A             -7.42%
Scudder Technology Growth Portfolio..........      7/10/01                 N/A               N/A             -4.90%
T. Rowe Price International Stock
 Portfolio...................................      7/10/01                 N/A               N/A             -7.51%

*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 4
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                         10 YEARS
                                                                                                         OR SINCE
                                                   UNDERLYING        FOR YEAR                          INCEPTION OF
                                                      FUND             ENDED                               FUND
                                                 INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                 --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund*..........................      4/29/85              -20.29%             5.98%             9.09%
AIT Equity Index Fund*.........................      9/28/90              -16.31%             7.99%            10.59%
AIT Government Bond Fund*......................      8/26/91                3.24%             4.65%             5.05%
AIT Money Market Fund*.........................      4/29/85               -1.47%             2.01%             2.28%
AIT Select Aggressive Growth Fund*.............      8/21/92              -25.36%            -0.95%             7.88%
AIT Select Capital Appreciation Fund*..........      4/28/95               -5.85%             9.17%            13.48%
AIT Select Emerging Markets Fund*..............      2/20/98              -13.56%              N/A            -10.17%
AIT Select Growth Fund*........................      8/21/92              -28.25%             5.60%             8.45%
AIT Select Growth and Income Fund*.............      8/21/92              -15.95%             3.42%             7.76%
AIT Select International Equity Fund*..........       5/2/94              -25.68%            -0.09%             4.21%
AIT Select Investment Grade Income Fund*.......      4/29/85                1.79%             3.08%             3.13%
AIT Select Strategic Growth Fund*..............      2/20/98              -32.62%              N/A            -18.54%
AIT Select Strategic Income Fund*..............       7/3/00                1.74%              N/A              4.20%
AIT Select Value Opportunity Fund*.............      4/30/93                7.13%            10.34%            11.59%
AIM V.I. Aggressive Growth Fund................       5/1/98              -29.60%              N/A             -0.50%
AIM V.I. Blue Chip Fund........................     12/29/99              -26.65%              N/A            -18.92%
AIM V.I. Premier Equity Fund...................       5/5/93              -17.12%             7.02%            11.26%
AIM V.I. Basic Value Fund*.....................      9/10/01                 N/A               N/A             -1.69%
AIM V.I. Capital Development Fund*.............       5/1/98              -11.82%              N/A              2.75%
Alliance Premier Growth Portfolio..............      6/26/92              -22.25%             9.20%            12.70%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                 N/A               N/A             -4.58%
AllianceBernstein Value Portfolio*.............       5/1/01                 N/A               N/A             -2.73%
Alliance Growth and Income Portfolio*..........      1/14/91               -5.55%            11.22%            11.81%
Alliance Technology Portfolio*.................      1/11/96              -28.47%            10.55%            10.42%
Deutsche VIT EAFE Equity Index Fund............      8/22/97              -27.87%              N/A             -4.12%
Deutsche VIT Small Cap Index Fund..............      8/22/97               -2.23%              N/A              2.40%
Eaton Vance VT Floating-Rate Income Fund.......       5/1/01                 N/A               N/A             -3.63%
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................       5/1/01                 N/A               N/A             11.13%
Fidelity VIP Equity-Income Portfolio...........      10/9/86              -10.22%             6.30%            11.03%
Fidelity VIP Growth Portfolio..................      10/9/86              -22.27%             8.76%            10.95%
Fidelity VIP High Income Portfolio.............      9/19/85              -16.54%            -6.58%             2.98%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95              -16.78%             7.81%            13.48%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96              -12.70%             7.97%             8.11%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98               -8.01%              N/A             23.09%
Fidelity VIP III Value Strategies Portfolio....          N/A                 N/A               N/A               N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96              -15.08%            10.04%            11.25%
FT VIP Franklin Small Cap Fund*................      11/1/95              -19.54%             7.89%            11.14%
FT VIP Franklin Small Cap Value Securities
 Fund*.........................................       5/1/98                9.17%              N/A              0.93%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                1.68%             7.38%             7.97%
FT VIP Templeton Foreign Securities Fund*......       5/1/92              -19.42%             2.72%             8.51%
INVESCO VIF Dynamics Fund......................      8/25/97              -34.50%              N/A              3.28%
INVESCO VIF Health Sciences Fund...............      5/22/97              -16.63%              N/A             12.71%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 4 (CONTINUED)
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                         10 YEARS
                                                                                                         OR SINCE
                                                   UNDERLYING        FOR YEAR                          INCEPTION OF
                                                      FUND             ENDED                               FUND
                                                 INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                 --------------   ---------------   ---------------   ---------------
Janus Aspen Aggressive Growth Portfolio........      9/13/93              -42.37%             4.67%            10.75%
Janus Aspen Growth Portfolio...................      9/13/93              -28.38%             6.60%             9.92%
Janus Aspen Growth and Income Portfolio........       5/1/98              -17.52%              N/A             10.04%
Janus Aspen International Growth Portfolio.....       5/2/94              -27.01%             7.34%            11.64%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00              -20.92%              N/A            -15.00%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98               -8.91%              N/A             12.71%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95               -3.82%             8.64%            11.84%
MFS-Registered Trademark- Utilities Series*....      ]1/3/95              -27.28%             8.88%            13.43%
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85              -16.14%            12.63%            14.00%
Oppenheimer Global Securities Fund/VA*.........     11/12/90              -15.63%            13.88%            12.72%
Oppenheimer High Income Fund/VA*...............      4/30/86               -2.19%             0.96%             7.58%
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95              -13.81%             4.90%            11.71%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87               -1.95%             7.02%             9.05%
Pioneer Fund VCT Portfolio*....................     10/31/97              -14.95%              N/A              5.87%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                2.86%             3.26%             9.46%
SVS Dreman Financial Services Portfolio........       5/3/99              -35.49%              N/A             -4.98%
Scudder Technology Growth Portfolio............       5/4/98               -9.18%              N/A              0.46%
T. Rowe Price International Stock Portfolio....      3/31/94              -26.11%            -2.24%             1.61%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX C
                               SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of Cumulative Earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1        $56,700         $ 7,500          8.5%       $4,182
    2         61,236           8,736          8.5%        4,250
    3         66,135          13,635          8.5%        4,250
    4         71,426          18,926          8.5%        4,250
    5         77,140          24,640          7.5%        3,750
    6         83.311          30,811          6.5%        3,250
    7         89,976          37,476          5.5%        2,750
    8         97,174          44,674          3.5%        1,750
    9        104,948          52,448          1.5%          750
   10        113,344          60,844          0.0%            0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of Cumulative Earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract less that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1        $56,700      $     0         $ 7,500          8.5%       $  0
    2         61,236            0           8,736          8.5%          0
    3         66,135            0          13,635          8.5%          0
    4         71,426       30,000          18,926          8.5%        941
    5         44,740       10,000           5,839          7.5%        312
    6         37,519        5,000           5,215          6.5%          0
    7         35,120       10,000           5,215          5.5%        263
    8         27,130       15,000           4,497          3.5%        368
    9         13,100        5,000           2.921          1.5%         31
   10          8,748        5,000           2,610          0.0%          0

                                   APPENDIX D
                     EXAMPLES OF PRESENT VALUE WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $140,000. Further assume that he selects a period certain variable annuity payout option of Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 2,402.50 Annuity Units and the first monthly annuity benefit payment is equal to $2,402.50. The following examples assume a net return of 8% (gross return of 9.60%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take a $150,000 Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 2,402.50
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $2,641.41

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $218,003.72

       Present Value Withdrawal Amount = $150,000

       Annuity Units after withdrawal = 749.43(2,402,5 X (1 -
       (150,000/218,003.72)))

       Annuity Unit Value on the date of withdrawal = 1.09944

       Monthly Annuity Benefit Payment after withdrawal = $823.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge of 1%.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take a $150,000 Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 2,402.50
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $3,347.87

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $115,476.29

       Present Value Withdrawal Amount = $150,000

       Annuity Units after withdrawal = 1362.24 (2402.5 X (1 -
       (50,000/115,476.29)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,898.29

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge.

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.969
Units Outstanding at End of Period (in thousands)...........            371

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.007
Units Outstanding at End of Period (in thousands)...........          4,995

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.955
Units Outstanding at End of Period (in thousands)...........             54

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.038
Units Outstanding at End of Period (in thousands)...........             89

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.000
Units Outstanding at End of Period (in thousands)...........            190

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.922
Units Outstanding at End of Period (in thousands)...........            219

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.961
Units Outstanding at End of Period (in thousands)...........            303

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.946
Units Outstanding at End of Period (in thousands)...........            410

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.032
Units Outstanding at End of Period (in thousands)...........          1,734

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.878
Units Outstanding at End of Period (in thousands)...........             38

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.023
Units Outstanding at End of Period (in thousands)...........            837

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.050
Units Outstanding at End of Period (in thousands)...........            283

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.909
Units Outstanding at End of Period (in thousands)...........            167

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.952
Units Outstanding at End of Period (in thousands)...........            505

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.962
Units Outstanding at End of Period (in thousands)...........            730

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................            N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................            N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.975
Units Outstanding at End of Period (in thousands)...........            591

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................            N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................            N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.968
Units Outstanding at End of Period (in thousands)...........          1,356

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.923
Units Outstanding at End of Period (in thousands)...........             57

DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.022
Units Outstanding at End of Period (in thousands)...........             15

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.000
Units Outstanding at End of Period (in thousands)...........            740

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.148
Units Outstanding at End of Period (in thousands)...........            401

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.978
Units Outstanding at End of Period (in thousands)...........            859

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.960
Units Outstanding at End of Period (in thousands)...........            450

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.944
Units Outstanding at End of Period (in thousands)...........          1,331

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.984
Units Outstanding at End of Period (in thousands)...........            458

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
FIDELITY VIP III GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.999
Units Outstanding at End of Period (in thousands)...........            200

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.038
Units Outstanding at End of Period (in thousands)...........            340

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.018
Units Outstanding at End of Period (in thousands)...........            339

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.964
Units Outstanding at End of Period (in thousands)...........            320

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.936
Units Outstanding at End of Period (in thousands)...........            145

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.030
Units Outstanding at End of Period (in thousands)...........            272

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.877
Units Outstanding at End of Period (in thousands)...........            100

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.897
Units Outstanding at End of Period (in thousands)...........            291

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.957
Units Outstanding at End of Period (in thousands)...........            335

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.938
Units Outstanding at End of Period (in thousands)...........            251

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................            N/A
  End of Period.............................................            N/A
Units Outstanding at End of Period (in thousands)...........            N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.966
Units Outstanding at End of Period (in thousands)...........            176

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT
                            ALLMERICA SELECT REWARD

                                                                  YEAR ENDING
SUB ACCOUNTS                                                  DECEMBER 31ST, 2001
------------                                                  -------------------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          1.024
Units Outstanding at End of Period (in thousands)...........            168

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.954
Units Outstanding at End of Period (in thousands)...........            176

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.981
Units Outstanding at End of Period (in thousands)...........            100

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................          1.000
  End of Period.............................................          0.957
Units Outstanding at End of Period (in thousands)...........            393

No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                                                                         AIT
                                                                                       AIT              AIT             SELECT
                                                                                      EQUITY           MONEY          AGGRESSIVE
                                                                                      INDEX            MARKET           GROWTH
                                                                                  -------------   ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                               $  1,092,605    $   16,649,693    $   9,254,963
Investments in shares of AIM Variable Insurance Funds                                        -                 -                -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)               -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)              -                 -                -
Investments in shares of Deutsche Asset Management VIT Funds                                 -                 -                -
Investment in shares of Eaton Vance Variable Trust                                           -                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund                           -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                         -                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                       -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                -                 -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                       -                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                 -                 -                -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                         -                 -                -
Investments in shares of Scudder Variable Series II                                          -                 -                -
Investment in shares of T. Rowe Price International Series, Inc.                             -                 -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                          -                 -                -
                                                                                  -------------   ---------------   --------------
    Total assets                                                                     1,092,605        16,649,693        9,254,963

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                          -               282                -
                                                                                  -------------   ---------------   --------------
    Net assets                                                                    $  1,092,605    $   16,649,411    $   9,254,963
                                                                                  =============   ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter     $    733,521    $   11,617,447    $   9,203,397
  Allmerica Select Reward                                                              359,084         5,031,964           49,656
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                            -                 -            1,910
                                                                                  -------------   ---------------   --------------
                                                                                  $  1,092,605    $   16,649,411    $   9,254,963
                                                                                  =============   ===============   ==============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                 798,494         8,671,885        6,011,788
  Net asset value per unit, December 31, 2001                                     $   0.918631    $     1.339668    $    1.530892

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                 370,598         4,994,922           53,982
  Net asset value per unit, December 31, 2001                                     $   0.968931    $     1.007416    $    0.955239

                                                                                       AIT             AIT
                                                                                      SELECT          SELECT             AIT
                                                                                      CAPITAL        EMERGING           SELECT
                                                                                    APPRECIATION      MARKETS           GROWTH
                                                                                  ---------------  --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                               $    8,556,427   $   1,395,490    $   15,692,222
Investments in shares of AIM Variable Insurance Funds                                          -               -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                 -               -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                -               -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                   -               -                 -
Investment in shares of Eaton Vance Variable Trust                                             -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                             -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                           -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                         -               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                  -               -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                         -               -                 -
Investments in shares of Janus Aspen Series (Service Shares)                                   -               -                 -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                           -               -                 -
Investments in shares of Scudder Variable Series II                                            -               -                 -
Investment in shares of T. Rowe Price International Series, Inc.                               -               -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            -               -                 -
                                                                                  ---------------  --------------   ---------------
    Total  assets                                                                      8,556,427       1,395,490        15,692,222

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            -                -                38
                                                                                  ---------------  --------------   ---------------
    Net assets                                                                    $    8,556,427   $   1,395,490    $   15,692,184
                                                                                  ===============  ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter     $    8,463,657   $   1,205,203    $   15,490,202
  Allmerica Select Reward                                                                 90,694         188,288           200,137
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                          2,076           1,999             1,845
                                                                                  ---------------  --------------   ---------------
                                                                                  $    8,556,427   $   1,395,490    $   15,692,184
                                                                                  ===============  ==============   ===============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                 3,551,790       1,713,728         7,458,515
  Net asset value per unit, December 31, 2001                                     $     2.382927   $    0.703264    $     2.076848

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                    89,364         190,377           218,986
  Net asset value per unit, December 31, 2001                                     $     1.038118   $    0.999527    $     0.922351

                                                                                      AIT              AIT               AIT
                                                                                     SELECT           SELECT            SELECT
                                                                                     GROWTH        INTERNATIONAL      INVESTMENT
                                                                                   AND INCOME         EQUITY         GRADE INCOME
                                                                                ---------------  ----------------  -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                             $   20,069,521   $     9,606,792   $     15,002,152
Investments in shares of AIM Variable Insurance Funds                                        -                 -                  -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)               -                 -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)              -                 -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                 -                 -                  -
Investment in shares of Eaton Vance Variable Trust                                           -                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                           -                 -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                         -                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III                       -                 -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                -                 -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                       -                 -                  -
Investments in shares of Janus Aspen Series (Service Shares)                                 -                 -                  -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                         -                 -                  -
Investments in shares of Scudder Variable Series II                                          -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc.                             -                 -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                      1,333                 -                  -
                                                                                ---------------  ----------------  -----------------
    Total  assets                                                                   20,070,854         9,606,792         15,002,152

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                          -                 -                655
                                                                                ---------------  ----------------  -----------------
    Net assets                                                                  $   20,070,854   $     9,606,792   $     15,001,497
                                                                                ===============  ================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter   $   19,779,463   $     9,219,222   $     13,212,615
  Allmerica Select Reward                                                              291,391           387,570          1,788,882
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                            -                 -                  -
                                                                                ---------------  ----------------  -----------------
                                                                                $   20,070,854   $     9,606,792   $     15,001,497
                                                                                ===============  ================  =================

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                              10,074,939         6,356,335          8,801,000
  Net asset value per unit, December 31, 2001                                   $     1.963234   $      1.450399   $       1.501263

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                 303,194           409,593          1,734,087
  Net asset value per unit, December 31, 2001                                   $     0.961070   $      0.946233   $       1.031599

                                                                                          AIT             AIT              AIT
                                                                                        SELECT          SELECT           SELECT
                                                                                       STRATEGIC       STRATEGIC          VALUE
                                                                                        GROWTH          INCOME         OPPORTUNITY
                                                                                    --------------  --------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                 $   1,307,101   $   1,022,516    $   5,181,937
Investments in shares of AIM Variable Insurance Funds                                           -               -                -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                  -               -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                 -               -                -
Investments in shares of Deutsche Asset Management VIT Funds                                    -               -                -
Investment in shares of Eaton Vance Variable Trust                                              -               -                -
Investments in shares of Fidelity Variable Insurance Products Fund                              -               -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -               -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                          -               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -               -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                          -               -                -
Investments in shares of Janus Aspen Series (Service Shares)                                    -               -                -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                            -               -                -
Investments in shares of Scudder Variable Series II                                             -               -                -
Investment in shares of T. Rowe Price International Series, Inc.                                -               -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                -
                                                                                    --------------  --------------   --------------
    Total  assets                                                                       1,307,101       1,022,516        5,181,937

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                -
                                                                                    --------------  --------------   --------------
    Net assets                                                                      $   1,307,101   $   1,022,516    $   5,181,937
                                                                                    ==============  ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter       $   1,273,940   $     164,263    $   4,884,619
  Allmerica Select Reward                                                                  31,405         856,164          297,318
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                           1,756           2,089                -
                                                                                    --------------  --------------   --------------
                                                                                    $   1,307,101   $   1,022,516    $   5,181,937
                                                                                    ==============  ==============   ==============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                  2,668,379         159,248        3,680,081
  Net asset value per unit, December 31, 2001                                       $    0.477421   $    1.044601    $    1.327313

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                     37,768         837,121          283,066
  Net asset value per unit, December 31, 2001                                       $    0.878024   $    1.022748    $    1.050349

                                                                                        AIM
                                                                                        V.I.               AIM
                                                                                     AGGRESSIVE         V.I. BLUE         AIM
                                                                                       GROWTH              CHIP        V.I. VALUE
                                                                                  ----------------   --------------  --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                               $             -    $           -   $           -
Investments in shares of AIM Variable Insurance Funds                                     184,189          657,986         867,406
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                  -                -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                 -                -               -
Investments in shares of Deutsche Asset Management VIT Funds                                    -                -               -
Investment in shares of Eaton Vance Variable Trust                                              -                -               -
Investments in shares of Fidelity Variable Insurance Products Fund                              -                -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -                -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                          -                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -                -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                          -                -               -
Investments in shares of Janus Aspen Series (Service Shares)                                    -                -               -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                            -                -               -
Investments in shares of Scudder Variable Series II                                             -                -               -
Investment in shares of T. Rowe Price International Series, Inc.                                -                -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -               -
                                                                                  ----------------   --------------  --------------
    Total assets                                                                          184,189          657,986         867,406

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -               -
                                                                                  ----------------   --------------  --------------
    Net assets                                                                    $       184,189    $     657,986   $     867,406
                                                                                  ================   ==============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter     $        30,882    $     176,955   $     165,026
  Allmerica Select Reward                                                                 149,815          481,031         702,380
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                           3,492                -               -
                                                                                  ----------------   --------------  --------------
                                                                                  $       184,189    $     657,986   $     867,406
                                                                                  ================   ==============  ==============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                     38,896          207,291         183,185
  Net asset value per unit, December 31, 2001                                     $      0.836995    $    0.853656   $    0.900873

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                    166,768          505,027         729,903
  Net asset value per unit, December 31, 2001                                     $      0.909247    $    0.952486   $    0.962292

                                                                                    ALLIANCE         ALLIANCE
                                                                                    PREMIER           GROWTH
                                                                                     GROWTH          AND INCOME
                                                                                    CLASS A          CLASS B
                                                                                  -------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                               $          -    $            -
Investments in shares of AIM Variable Insurance Funds                                        -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)         575,796                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)              -         2,249,939
Investments in shares of Deutsche Asset Management VIT Funds                                 -                 -
Investment in shares of Eaton Vance Variable Trust                                           -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                           -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                         -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                       -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                       -                 -
Investments in shares of Janus Aspen Series (Service Shares)                                 -                 -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                         -                 -
Investments in shares of Scudder Variable Series II                                          -                 -
Investment in shares of T. Rowe Price International Series, Inc.                             -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                          -                 -
                                                                                  -------------   ---------------
    Total assets                                                                       575,796         2,249,939

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                          -                 -
                                                                                  -------------   ---------------
    Net assets                                                                    $    575,796    $    2,249,939
                                                                                  =============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter     $          -    $      937,286
  Allmerica Select Reward                                                              575,796         1,312,653
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                            -                 -
                                                                                  -------------   ---------------
                                                                                  $    575,796    $    2,249,939
                                                                                  =============   ===============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                       -           954,980
  Net asset value per unit, December 31, 2001                                     $          -    $     0.981472

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                 590,739         1,356,096
  Net asset value per unit, December 31, 2001                                     $   0.974704    $     0.967965

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2001

                                                                                  ALLIANCE
                                                                                   PREMIER      DEUTSCHE      DEUTSCHE   EATON VANCE
                                                                                    GROWTH      VIT EAFE        VIT      VT FLOATING
                                                                                   CLASS B    EQUITY INDEX   SMALL CAP   RATE-INCOME
                                                                                 -----------  ------------  -----------  -----------
ASSETS:
Investments in shares of Allmerica Investment Trust                              $        -   $         -   $        -   $        -
Investments in shares of AIM Variable Insurance Funds                                     -             -            -            -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)            -             -            -            -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)     162,649             -            -            -
Investments in shares of Deutsche Asset Management VIT Funds                              -        54,121      219,875            -
Investment in shares of Eaton Vance Variable Trust                                        -             -            -      843,641
Investments in shares of Fidelity Variable Insurance Products Fund                        -             -            -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                      -             -            -            -
Investments in shares of Fidelity Variable Insurance Products Fund III                    -             -            -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust             -             -            -            -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                    -             -            -            -
Investments in shares of Janus Aspen Series (Service Shares)                              -             -            -            -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                      -             -            -            -
Investments in shares of Scudder Variable Series II                                       -             -            -            -
Investment in shares of T. Rowe Price International Series, Inc.                          -             -            -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                       -             -            -            -
                                                                                 -----------  ------------  -----------  -----------
    Total assets                                                                    162,649        54,121      219,875      843,641

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                       -             -            -            -
                                                                                 -----------  ------------  -----------  -----------
    Net assets                                                                   $  162,649   $    54,121   $  219,875   $  843,641
                                                                                 ===========  ============  ===========  ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter    $  160,874   $         -   $  204,870   $  101,593
  Allmerica Select Reward                                                                 -        50,640       12,960      740,041
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                     1,775         3,481        2,045        2,007
                                                                                 -----------  ------------  -----------  -----------
                                                                                 $  162,649   $    54,121   $  219,875   $  843,641
                                                                                 ===========  ============  ===========  ===========

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                              183,312         2,000      200,568      103,244
  Net asset value per unit, December 31, 2001                                    $ 0.887286   $  0.817437   $ 1.021454   $ 1.003462

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                    -        56,852       14,677      740,394
  Net asset value per unit, December 31, 2001                                    $        -   $  0.923200   $ 1.022346   $ 0.999523

                                                                                  EATON VANCE
                                                                                  VT WORLDWIDE       FIDELITY VIP     FIDELITY VIP
                                                                                 HEALTH SCIENCES     EQUITY-INCOME       GROWTH
                                                                                ------------------  ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                              $              -    $           -    $           -
Investments in shares of AIM Variable Insurance Funds                                           -                -                -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                  -                -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                 -                -                -
Investments in shares of Deutsche Asset Management VIT Funds                                    -                -                -
Investment in shares of Eaton Vance Variable Trust                                        746,735                -                -
Investments in shares of Fidelity Variable Insurance Products Fund                              -       14,845,566       14,386,236
Investment in shares of Fidelity Variable Insurance Products Fund II                            -                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                          -                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -                -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                          -                -                -
Investments in shares of Janus Aspen Series (Service Shares)                                    -                -                -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                            -                -                -
Investments in shares of Scudder Variable Series II                                             -                -                -
Investment in shares of T. Rowe Price International Series, Inc.                                -                -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -                -
                                                                                ------------------  ---------------  ---------------
    Total  assets                                                                         746,735       14,845,566       14,386,236

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -                -
                                                                                ------------------  ---------------  ---------------
    Net assets                                                                   $        746,735    $  14,845,566    $  14,386,236
                                                                                ==================  ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter    $        283,968    $  14,004,840    $  13,954,082
  Allmerica Select Reward                                                                 460,469          840,726          432,154
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                           2,298                -                -
                                                                                ------------------  ---------------  ---------------
                                                                                 $        746,735    $  14,845,566    $  14,386,236
                                                                                ==================  ===============  ===============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                    249,116        7,143,278        6,174,873
  Net asset value per unit, December 31, 2001                                    $       1.149126    $    1.960562    $    2.259817

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                    401,114          859,317          450,162
  Net asset value per unit, December 31, 2001                                    $       1.147975    $    0.978365    $    0.959997


                                                                                                                    FIDELITY VIP III
                                                                                    FIDELITY VIP   FIDELITY VIP II      GROWTH
                                                                                    HIGH INCOME       CONTRAFUND       & INCOME
                                                                                  --------------   ---------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                $          -     $           -    $            -
Investments in shares of AIM Variable Insurance Funds                                         -                 -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)               -                 -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                  -                 -                 -
Investment in shares of Eaton Vance Variable Trust                                            -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                    6,857,798                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                          -           562,976                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                        -                 -           326,304
Investments in shares of Franklin Templeton Variable Insurance Products Trust                 -                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                        -                 -                 -
Investments in shares of Janus Aspen Series (Service Shares)                                  -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                          -                 -                 -
Investments in shares of Scudder Variable Series II                                           -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc.                              -                 -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                           -                 -                 -
                                                                                  --------------   ---------------  ----------------
    Total  assets                                                                     6,857,798           562,976           326,304

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                           -                 -                 -
                                                                                  --------------   ---------------  ----------------
    Net assets                                                                     $  6,857,798     $     562,976    $      326,304
                                                                                  ==============   ===============  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter      $  5,601,793     $     110,387    $      124,688
  Allmerica Select Reward                                                             1,256,005           450,691           197,706
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                             -             1,898             3,910
                                                                                  --------------   ---------------  ----------------
                                                                                   $  6,857,798     $     562,976    $      326,304
                                                                                  ==============   ===============  ================

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                5,850,718           118,334           132,501
  Net asset value per unit, December 31, 2001                                      $   0.957454     $    0.948881    $     0.955456

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                1,330,550           457,913           199,828
  Net asset value per unit, December 31, 2001                                      $   0.943974     $    0.984228    $     0.999382

                                                                                                       FT VIP           FT VIP
                                                                                                      FRANKLIN      MUTUAL SHARES
                                                                                  FIDELITY VIP III    SMALL CAP       SECURITIES
                                                                                     MID CAP           CLASS 2         CLASS 2
                                                                                  ---------------   --------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                $           -     $          -    $            -
Investments in shares of AIM Variable Insurance Funds                                          -                -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                 -                -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                -                -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                   -                -                 -
Investment in shares of Eaton Vance Variable Trust                                             -                -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                             -                -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                           -                -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                   625,431                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                  -          534,713           727,475
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                         -                -                 -
Investments in shares of Janus Aspen Series (Service Shares)                                   -                -                 -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                           -                -                 -
Investments in shares of Scudder Variable Series II                                            -                -                 -
Investment in shares of T. Rowe Price International Series, Inc.                               -                -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            -                -                 -
                                                                                  ---------------   --------------  ----------------
    Total  assets                                                                        625,431          534,713           727,475

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            -                -                 -
                                                                                  ---------------   --------------  ----------------
    Net assets                                                                     $     625,431     $    534,713    $      727,475
                                                                                  ===============   ==============  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter      $     272,353     $    188,039    $      419,270
  Allmerica Select Reward                                                                353,078          344,833           308,205
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                              -            1,841                 -
                                                                                  ---------------   --------------  ----------------
                                                                                   $     625,431     $    534,713    $      727,475
                                                                                  ===============   ==============  ================

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                   262,981          206,280           412,310
  Net asset value per unit, December 31, 2001                                      $    1.035637     $   0.920497    $     1.016881

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                   340,107          338,678           319,813
  Net asset value per unit, December 31, 2001                                      $    1.038137     $   1.018174    $     0.963705


                                                                                                      INVESCO VIF
                                                                                    INVESCO VIF         HEALTH
                                                                                     DYNAMICS          SCIENCES
                                                                                  -----------------  --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                $             -    $          -
Investments in shares of AIM Variable Insurance Funds                                            -               -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                   -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                  -               -
Investments in shares of Deutsche Asset Management VIT Funds                                     -               -
Investment in shares of Eaton Vance Variable Trust                                               -               -
Investments in shares of Fidelity Variable Insurance Products Fund                               -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                             -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                           -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                    -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                     179,391         379,768
Investments in shares of Janus Aspen Series (Service Shares)                                     -               -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                             -               -
Investments in shares of Scudder Variable Series II                                              -               -
Investment in shares of T. Rowe Price International Series, Inc.                                 -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -
                                                                                  -----------------  --------------
    Total  assets                                                                          179,391         379,768

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -
                                                                                  -----------------  --------------
    Net assets                                                                     $       179,391    $    379,768
                                                                                  =================  ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter      $        42,318    $     97,288
  Allmerica Select Reward                                                                  133,642         280,498
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                            3,431           1,982
                                                                                  -----------------  --------------
                                                                                   $       179,391    $    379,768
                                                                                  =================  ==============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                      56,317         100,187
  Net asset value per unit, December 31, 2001                                      $      0.779093    $   0.990843

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                     144,715         272,361
  Net asset value per unit, December 31, 2001                                      $      0.936430    $   1.029874

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2001

                                                                                    JANUS ASPEN
                                                                                    AGGRESSIVE       JANUS ASPEN
                                                                                      GROWTH           GROWTH
                                                                                  SERVICE SHARES   SERVICE SHARES
                                                                                  ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                $           -    $           -
Investments in shares of AIM Variable Insurance Funds                                          -                -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                -                -
Investments in shares of Deutsche Asset Management VIT Funds                                   -                -
Investment in shares of Eaton Vance Variable Trust                                             -                -
Investments in shares of Fidelity Variable Insurance Products Fund                             -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                           -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                         -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                         -                -
Investments in shares of Janus Aspen Series (Service Shares)                             114,298          322,183
Investments in shares of Pioneer Variable Contracts Trust (Class II)                           -                -
Investments in shares of Scudder Variable Series II                                            -                -
Investment in shares of T. Rowe Price International Series, Inc.                               -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            -                -
                                                                                  ---------------  ---------------
    Total  assets                                                                        114,298          322,183

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            -                -
                                                                                  ---------------  ---------------
    Net assets                                                                     $     114,298    $     322,183
                                                                                  ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter      $      25,038    $      59,859
  Allmerica Select Reward                                                                 86,101          260,723
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                          3,159            1,601
                                                                                  ---------------  ---------------
                                                                                   $     114,298    $     322,183
                                                                                  ===============  ===============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                    37,631           76,765
  Net asset value per unit, December 31, 2001                                      $    0.702700    $    0.800609

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                   100,170          290,605
  Net asset value per unit, December 31, 2001                                      $    0.877062    $    0.897174


                                                                                    JANUS ASPEN       JANUS ASPEN
                                                                                      GROWTH         INTERNATIONAL
                                                                                    AND INCOME          GROWTH
                                                                                   SERVICE SHARES   SERVICE SHARES
                                                                                   ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                 $           -    $           -
Investments in shares of AIM Variable Insurance Funds                                           -                -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                  -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)                 -                -
Investments in shares of Deutsche Asset Management VIT Funds                                    -                -
Investment in shares of Eaton Vance Variable Trust                                              -                -
Investments in shares of Fidelity Variable Insurance Products Fund                              -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                          -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                          -                -
Investments in shares of Janus Aspen Series (Service Shares)                              465,784          314,319
Investments in shares of Pioneer Variable Contracts Trust (Class II)                            -                -
Investments in shares of Scudder Variable Series II                                             -                -
Investment in shares of T. Rowe Price International Series, Inc.                                -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -
                                                                                   ---------------  ---------------
    Total  assets                                                                         465,784          314,319

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -
                                                                                   ---------------  ---------------
    Net assets                                                                      $     465,784    $     314,319
                                                                                   ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter       $     143,104    $      76,945
  Allmerica Select Reward                                                                 320,863          235,726
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                           1,817            1,648
                                                                                   ---------------  ---------------
                                                                                    $     465,784    $     314,319
                                                                                   ===============  ===============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                    159,543           95,379
  Net asset value per unit, December 31, 2001                                       $    0.908348    $    0.823995

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                    335,409          251,203
  Net asset value per unit, December 31, 2001                                       $    0.956633    $    0.938389

                                                                                                       PIONEER           SVS
                                                                                     PIONEER         REAL ESTATE       DREMAN
                                                                                     FUND VCT        GROWTH VCT       FINANCIAL
                                                                                     CLASS II         CLASS II       SERVICES (a)
                                                                                  --------------  ----------------  --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                $          -    $            -    $          -
Investments in shares of AIM Variable Insurance Funds                                         -                 -               -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                -                 -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)               -                 -               -
Investments in shares of Deutsche Asset Management VIT Funds                                  -                 -               -
Investment in shares of Eaton Vance Variable Trust                                            -                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund                            -                 -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                          -                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                        -                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                 -                 -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                        -                 -               -
Investments in shares of Janus Aspen Series (Service Shares)                                  -                 -               -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                    205,030           318,392               -
Investments in shares of Scudder Variable Series II                                           -                 -         130,291
Investment in shares of T. Rowe Price International Series, Inc.                              -                 -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                           -                 -               -
                                                                                  --------------  ----------------  --------------
    Total  assets                                                                       205,030           318,392         130,291

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                           -                 -               -
                                                                                  --------------  ----------------  --------------
    Net assets                                                                     $    205,030    $      318,392    $    130,291
                                                                                  ==============  ================  ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter      $     33,255    $      143,842    $     30,463
  Allmerica Select Reward                                                               168,044           170,351          95,852
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                         3,731             4,199           3,976
                                                                                  --------------  ----------------  --------------
                                                                                   $    205,030    $      318,392    $    130,291
                                                                                  ==============  ================  ==============

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                   38,999           135,777          32,234
  Net asset value per unit, December 31, 2001                                      $   0.898814    $     1.075236    $   1.007523

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                  175,899           168,310          99,734
  Net asset value per unit, December 31, 2001                                      $   0.966333    $     1.024300    $   0.980741


                                                                                     SCUDDER       T. ROWE PRICE
                                                                                    TECHNOLOGY     INTERNATIONAL
                                                                                    GROWTH (a)         STOCK
                                                                                  --------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                $          -    $            -
Investments in shares of AIM Variable Insurance Funds                                         -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc. (Class A)                -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. (Class B)               -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                  -                 -
Investment in shares of Eaton Vance Variable Trust                                            -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                            -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                          -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                        -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                        -                 -
Investments in shares of Janus Aspen Series (Service Shares)                                  -                 -
Investments in shares of Pioneer Variable Contracts Trust (Class II)                          -                 -
Investments in shares of Scudder Variable Series II                                     215,760                 -
Investment in shares of T. Rowe Price International Series, Inc.                              -         4,038,522
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                           -                 -
                                                                                  --------------  ----------------
    Total  assets                                                                       215,760         4,038,522

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                           -                 -
                                                                                  --------------  ----------------
    Net assets                                                                     $    215,760    $    4,038,522
                                                                                  ==============  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter      $     45,968    $    3,662,310
  Allmerica Select Reward                                                               166,341           376,212
  Value of investment by First Allmerica Financial Life
      Insurance Company (Sponsor)                                                         3,451                 -
                                                                                  --------------  ----------------
                                                                                   $    215,760    $    4,038,522
                                                                                  ==============  ================

  Allmerica Select Resource, Allmerica Resource II & Allmerica Select Charter:
  Units outstanding, December 31, 2001                                                   61,586         3,208,862
  Net asset value per unit, December 31, 2001                                      $   0.771473    $     1.141311

  Allmerica Select Reward:
  Units outstanding, December 31, 2001                                                  176,403           393,179
  Net asset value per unit, December 31, 2001                                      $   0.953774    $     0.956847

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                            AIT            AIT
                                                                                   AIT         AIT         SELECT        SELECT
                                                                                  EQUITY      MONEY      AGGRESSIVE      CAPITAL
                                                                                  INDEX*     MARKET        GROWTH      APPRECIATION
                                                                                 ---------  ----------  -------------  ------------
INVESTMENT INCOME:
  Dividends                                                                       $ 7,904    $520,378    $         -    $        -
                                                                                 ---------  ----------  -------------  ------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                   6,285     143,592        133,264       105,946
  Administrative expense fees                                                       1,006      22,975         21,322        16,952
                                                                                 ---------  ----------  -------------  ------------
    Total expenses                                                                  7,291     166,567        154,586       122,898
                                                                                 ---------  ----------  -------------  ------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                     834      10,290            156           236
  Administrative expense fees                                                         134       1,647             25            38
                                                                                 ---------  ----------  -------------  ------------
    Total expenses                                                                    968      11,937            181           274
                                                                                 ---------  ----------  -------------  ------------
           Total expenses                                                           8,259     178,504        154,767       123,172
                                                                                 ---------  ----------  -------------  ------------
    Net investment income (loss)                                                     (355)    341,874       (154,767)     (123,172)
                                                                                 ---------  ----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                               54,787           -      2,468,758       661,054
  Net realized gain (loss) from sales of investments                              (41,819)          -     (1,288,664)      170,311
                                                                                 ---------  ----------  -------------  ------------
    Net realized gain (loss)                                                       12,968           -      1,180,094       831,365
  Net unrealized gain (loss)                                                      (89,468)          -     (4,268,979)     (981,889)
                                                                                 ---------  ----------  -------------  ------------
    Net realized and unrealized gain (loss)                                       (76,500)          -     (3,088,885)     (150,524)
                                                                                 ---------  ----------  -------------  ------------
    Net increase (decrease) in net assets from operations                        $ (76,855)  $341,874   $ (3,243,652)   $ (273,696)
                                                                                 =========  ==========  =============  ============

                                                                                 AIT                          AIT          AIT
                                                                               SELECT         AIT           SELECT        SELECT
                                                                              EMERGING       SELECT         GROWTH     INTERNATIONAL
                                                                               MARKETS       GROWTH       AND INCOME      EQUITY
                                                                              ----------  -------------  ------------  -------------
INVESTMENT INCOME:
  Dividends                                                                   $       -   $          -   $   119,439   $    170,859
                                                                              ----------  -------------  ------------  -------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                16,219        223,502       272,856        137,694
  Administrative expense fees                                                     2,595         35,760        43,657         22,031
                                                                              ----------  -------------  ------------  -------------
    Total expenses                                                               18,814        259,262       316,513        159,725
                                                                              ----------  -------------  ------------  -------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                   422            302           478            804
  Administrative expense fees                                                        67             48            76            129
                                                                              ----------  -------------  ------------  -------------
    Total expenses                                                                  489            350           554            933
                                                                              ----------  -------------  ------------  -------------
           Total expenses                                                        19,303        259,612       317,067        160,658
                                                                              ----------  -------------  ------------  -------------
    Net investment income (loss)                                                (19,303)      (259,612)     (197,628)        10,201
                                                                              ----------  -------------  ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                  -        937,176             -      1,988,151
  Net realized gain (loss) from sales of investments                           (133,497)      (581,978)   (1,270,069)       (69,484)
                                                                              ----------  -------------  ------------  -------------
    Net realized gain (loss)                                                   (133,497)       355,198    (1,270,069)     1,918,667
  Net unrealized gain (loss)                                                    (15,320)    (6,122,234)   (1,889,063)    (5,120,553)
                                                                              ----------  -------------  ------------  -------------
    Net realized and unrealized gain (loss)                                    (148,817)    (5,767,036)   (3,159,132)    (3,201,886)
                                                                              ----------  -------------  ------------  -------------
    Net increase (decrease) in net assets from operations                     $(168,120)  $ (6,026,648)  $ (3,356,760) $ (3,191,685)
                                                                              ==========  =============  ============  =============


                                                                                      AIT           AIT        AIT          AIT
                                                                                    SELECT        SELECT      SELECT      SELECT
                                                                                  INVESTMENT     STRATEGIC   STRATEGIC     VALUE
                                                                                 GRADE INCOME     GROWTH     INCOME*    OPPORTUNITY
                                                                                 --------------  ----------  ---------  ------------
INVESTMENT INCOME:
  Dividends                                                                      $     820,187   $       -   $ 10,928   $    30,403
                                                                                 --------------  ----------  ---------  ------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                      165,176      16,283        527        57,789
  Administrative expense fees                                                           26,428       2,605         85         9,246
                                                                                 --------------  ----------  ---------  ------------
    Total expenses                                                                     191,604      18,888        612        67,035
                                                                                 --------------  ----------  ---------  ------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                        4,383          82      2,380           607
  Administrative expense fees                                                              702          13        381            97
                                                                                 --------------  ----------  ---------  ------------
    Total expenses                                                                       5,085          95      2,761           704
                                                                                 --------------  ----------  ---------  ------------
           Total expenses                                                              196,689      18,983      3,373        67,739
                                                                                 --------------  ----------  ---------  ------------
    Net investment income (loss)                                                       623,498     (18,983)     7,555       (37,336)
                                                                                 --------------  ----------  ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                         -           -     16,108       513,507
  Net realized gain (loss) from sales of investments                                     6,949    (205,310)      (324)       96,016
                                                                                 --------------  ----------  ---------  ------------
    Net realized gain (loss)                                                             6,949    (205,310)    15,784       609,523
  Net unrealized gain (loss)                                                           231,164    (286,545)   (31,353)     (118,954)
                                                                                 --------------  ----------  ---------  ------------
    Net realized and unrealized gain (loss)                                            238,113    (491,855)   (15,569)      490,569
                                                                                 --------------  ----------  ---------  ------------
    Net increase (decrease) in net assets from operations                        $     861,611   $ (510,838) $ (8,014)  $   453,233
                                                                                 ==============  ==========  =========  ============


                                                                                     AIM
                                                                                    V.I.
                                                                                 AGGRESSIVE
                                                                                   GROWTH*
                                                                                 ------------
INVESTMENT INCOME:
  Dividends                                                                      $         -
                                                                                 ------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                        131
  Administrative expense fees                                                             21
                                                                                 ------------
    Total expenses                                                                       152
                                                                                 ------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                        400
  Administrative expense fees                                                             64
                                                                                 ------------
    Total expenses                                                                       464
                                                                                 ------------
           Total expenses                                                                616
                                                                                 ------------
    Net investment income (loss)                                                        (616)
                                                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                       -
  Net realized gain (loss) from sales of investments                                    (522)
                                                                                 ------------
    Net realized gain (loss)                                                            (522)
  Net unrealized gain (loss)                                                           1,763
                                                                                 ------------
    Net realized and unrealized gain (loss)                                            1,241
                                                                                 ------------
    Net increase (decrease) in net assets from operations                        $       625
                                                                                 ============

*   For the period 2/23/01 to 12/31/01.
**  For the period 7/10/01 to 12/31/01.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                       ALLIANCE      ALLIANCE
                                                                                   AIM                  PREMIER       GROWTH
                                                                                 V.I. BLUE    AIM       GROWTH      AND INCOME
                                                                                  CHIP*    V.I. VALUE* CLASS A**     CLASS B*
                                                                                 --------  ----------  ----------   -----------
INVESTMENT INCOME:
  Dividends                                                                      $    91   $     782   $       -    $    1,627
                                                                                 --------  ----------  ----------   -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                    872       1,506           -         5,302
  Administrative expense fees                                                        140         241           -           848
                                                                                 --------  ----------  ----------   -----------
    Total expenses                                                                 1,012       1,747           -         6,150
                                                                                 --------  ----------  ----------   -----------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                  1,051       1,204       1,147         2,964
  Administrative expense fees                                                        168         193         183           474
                                                                                 --------  ----------  ----------   -----------
    Total expenses                                                                 1,219       1,397       1,330         3,438
                                                                                 --------  ----------  ----------   -----------
           Total expenses                                                          2,231       3,144       1,330         9,588
                                                                                 --------  ----------  ----------   -----------
    Net investment income (loss)                                                  (2,140)     (2,362)     (1,330)       (7,961)
                                                                                 --------  ----------  ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                   -      11,874           -        12,600
  Net realized gain (loss) from sales of investments                              (1,348)     (2,622)        224       (23,304)
                                                                                 --------  ----------  ----------   -----------
    Net realized gain (loss)                                                      (1,348)      9,252         224       (10,704)
  Net unrealized gain (loss)                                                         (34)     (6,930)     14,017        (2,211)
                                                                                 --------  ----------  ----------   -----------
    Net realized and unrealized gain (loss)                                       (1,382)      2,322      14,241       (12,915)
                                                                                 --------  ----------  ----------   -----------
    Net increase (decrease) in net assets from operations                        $(3,522)  $     (40)  $  12,911    $  (20,876)
                                                                                 ========  ==========  ==========   ===========


                                                                                 ALLIANCE
                                                                                 PREMIER      DEUTSCHE      DEUTSCHE
                                                                                  GROWTH      VIT EAFE        VIT
                                                                                 CLASS B*    EQUITY INDEX* SMALL CAP *
                                                                                -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends                                                                     $        -   $         -   $    1,239
                                                                                -----------  ------------  -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                      849            18        1,759
  Administrative expense fees                                                          135             3          282
                                                                                -----------  ------------  -----------
    Total expenses                                                                     984            21        2,041
                                                                                -----------  ------------  -----------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                        -           160           25
  Administrative expense fees                                                            -            25            4
                                                                                -----------  ------------  -----------
    Total expenses                                                                       -           185           29
                                                                                -----------  ------------  -----------
           Total expenses                                                              984           206        2,070
                                                                                -----------  ------------  -----------
    Net investment income (loss)                                                      (984)         (206)        (831)
                                                                                -----------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                 2,549             -        9,978
  Net realized gain (loss) from sales of investments                                (3,980)           (2)     (12,610)
                                                                                -----------  ------------  -----------
    Net realized gain (loss)                                                        (1,431)           (2)      (2,632)
  Net unrealized gain (loss)                                                        (7,467)          934      (14,869)
                                                                                -----------  ------------  -----------
    Net realized and unrealized gain (loss)                                         (8,898)          932      (17,501)
                                                                                -----------  ------------  -----------
    Net increase (decrease) in net assets from operations                       $   (9,882)  $       726   $  (18,332)
                                                                                ===========  ============  ===========


                                                                                 EATON VANCE      EATON VANCE
                                                                                 VT FLOATING     VT WORLDWIDE     FIDELITY VIP
                                                                                 RATE-INCOME*   HEALTH SCIENCES*  EQUITY-INCOME
                                                                                 -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends                                                                      $      2,868   $             -   $    258,436
                                                                                 -------------  ----------------  -------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                         879               693        181,700
  Administrative expense fees                                                             141               111         29,072
                                                                                 -------------  ----------------  -------------
    Total expenses                                                                      1,020               804        210,772
                                                                                 -------------  ----------------  -------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                       1,922               786          1,440
  Administrative expense fees                                                             307               125            231
                                                                                 -------------  ----------------  -------------
    Total expenses                                                                      2,229               911          1,671
                                                                                 -------------  ----------------  -------------
           Total expenses                                                               3,249             1,715        212,443
                                                                                 -------------  ----------------  -------------
    Net investment income (loss)                                                         (381)           (1,715)        45,993
                                                                                 -------------  ----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                        -                 -        726,083
  Net realized gain (loss) from sales of investments                                        -             1,308        (82,185)
                                                                                 -------------  ----------------  -------------
    Net realized gain (loss)                                                                -             1,308        643,898
  Net unrealized gain (loss)                                                                -            41,442     (1,723,935)
                                                                                 -------------  ----------------  -------------
    Net realized and unrealized gain (loss)                                                 -            42,750     (1,080,037)
                                                                                 -------------  ----------------  -------------
    Net increase (decrease) in net assets from operations                        $       (381)  $        41,035   $ (1,034,044)
                                                                                 =============  ================  =============




                                                                               FIDELITY VIP  FIDELITY VIP
                                                                                 GROWTH      HIGH INCOME
                                                                               ------------  ------------
INVESTMENT INCOME:
  Dividends                                                                    $    13,693   $   837,891
                                                                               ------------  ------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                  193,800        76,802
  Administrative expense fees                                                       31,008        12,288
                                                                               ------------  ------------
    Total expenses                                                                 224,808        89,090
                                                                               ------------  ------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                    1,095         2,484
  Administrative expense fees                                                          175           397
                                                                               ------------  ------------
    Total expenses                                                                   1,270         2,881
                                                                               ------------  ------------
           Total expenses                                                          226,078        91,971
                                                                               ------------  ------------
    Net investment income (loss)                                                  (212,385)      745,920
                                                                               ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                             1,287,120             -
  Net realized gain (loss) from sales of investments                              (934,904)     (928,648)
                                                                               ------------  ------------
    Net realized gain (loss)                                                       352,216      (928,648)
  Net unrealized gain (loss)                                                    (3,929,623)     (718,513)
                                                                               ------------  ------------
    Net realized and unrealized gain (loss)                                     (3,577,407)   (1,647,161)
                                                                               ------------  ------------
    Net increase (decrease) in net assets from operations                      $(3,789,792)  $  (901,241)
                                                                               ============  ============

*   For the period 2/23/01 to 12/31/01.
**  For the period 7/10/01 to 12/31/01.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                              FIDELITY
                                                                                FIDELITY       VIP III       FIDELITY
                                                                                 VIP II        GROWTH        VIP III
                                                                               CONTRAFUND*    & INCOME*      MID CAP*
                                                                               ------------  -----------   -----------
INVESTMENT INCOME:
  Dividends                                                                    $         -   $        -    $        -
                                                                               ------------  -----------   -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                      213          275         2,176
  Administrative expense fees                                                           34           44           349
                                                                               ------------  -----------   -----------
    Total expenses                                                                     247          319         2,525
                                                                               ------------  -----------   -----------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                    1,007          371           810
  Administrative expense fees                                                          161           60           129
                                                                               ------------  -----------   -----------
    Total expenses                                                                   1,168          431           939
                                                                               ------------  -----------   -----------
           Total expenses                                                            1,415          750         3,464
                                                                               ------------  -----------   -----------
    Net investment income (loss)                                                    (1,415)        (750)       (3,464)
                                                                               ------------  -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                     -            -             -
  Net realized gain (loss) from sales of investments                                  (920)          (5)       (4,833)
                                                                               ------------  -----------   -----------
    Net realized gain (loss)                                                          (920)          (5)       (4,833)
  Net unrealized gain (loss)                                                        14,701        4,605        22,544
                                                                               ------------  -----------   -----------
    Net realized and unrealized gain (loss)                                         13,781        4,600        17,711
                                                                               ------------  -----------   -----------
    Net increase (decrease) in net assets from operations                      $    12,366   $    3,850    $   14,247
                                                                               ============  ===========   ===========


                                                                                FT VIP       FT VIP
                                                                               FRANKLIN   MUTUAL SHARES
                                                                               SMALL CAP   SECURITIES     INVESCO VIF
                                                                               CLASS 2*     CLASS 2*       DYNAMICS*
                                                                               ---------- --------------  ------------
INVESTMENT INCOME:
  Dividends                                                                    $     175  $         818   $         -
                                                                               ---------- --------------  ------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                    669          1,332           297
  Administrative expense fees                                                        107            213            48
                                                                               ---------- --------------  ------------
    Total expenses                                                                   776          1,545           345
                                                                               ---------- --------------  ------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                    696            940           359
  Administrative expense fees                                                        111            150            58
                                                                               ---------- --------------  ------------
    Total expenses                                                                   807          1,090           417
                                                                               ---------- --------------  ------------
           Total expenses                                                          1,583          2,635           762
                                                                               ---------- --------------  ------------
    Net investment income (loss)                                                  (1,408)        (1,817)         (762)
                                                                               ---------- --------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                   -          2,750             -
  Net realized gain (loss) from sales of investments                              (2,675)        (1,119)       (2,155)
                                                                               ---------- --------------  ------------
    Net realized gain (loss)                                                      (2,675)         1,631        (2,155)
  Net unrealized gain (loss)                                                      17,983         12,872        (4,629)
                                                                               ---------- --------------  ------------
    Net realized and unrealized gain (loss)                                       15,308         14,503        (6,784)
                                                                               ---------- --------------  ------------
    Net increase (decrease) in net assets from operations                      $  13,900  $      12,686   $    (7,546)
                                                                               ========== ==============  ============


                                                                                                JANUS ASPEN
                                                                                 INVESCO VIF     AGGRESSIVE      JANUS ASPEN
                                                                                   HEALTH          GROWTH           GROWTH
                                                                                  SCIENCES*    SERVICE SHARES*  SERVICE SHARES*
                                                                                 ------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                                      $     1,262   $            -   $            -
                                                                                 ------------  ---------------  ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                        562              199              242
  Administrative expense fees                                                             90               31               39
                                                                                 ------------  ---------------  ---------------
    Total expenses                                                                       652              230              281
                                                                                 ------------  ---------------  ---------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                        700              264              712
  Administrative expense fees                                                            112               42              114
                                                                                 ------------  ---------------  ---------------
    Total expenses                                                                       812              306              826
                                                                                 ------------  ---------------  ---------------
           Total expenses                                                              1,464              536            1,107
                                                                                 ------------  ---------------  ---------------
    Net investment income (loss)                                                        (202)            (536)          (1,107)
                                                                                 ------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                       -                -               49
  Net realized gain (loss) from sales of investments                                  (2,483)          (3,736)          (1,265)
                                                                                 ------------  ---------------  ---------------
    Net realized gain (loss)                                                          (2,483)          (3,736)          (1,216)
  Net unrealized gain (loss)                                                           3,129           (6,300)          (2,435)
                                                                                 ------------  ---------------  ---------------
    Net realized and unrealized gain (loss)                                              646          (10,036)          (3,651)
                                                                                 ------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations                        $       444   $      (10,572)  $       (4,758)
                                                                                 ============  ===============  ===============


                                                                                  JANUS ASPEN      JANUS ASPEN
                                                                                     GROWTH       INTERNATIONAL
                                                                                   AND INCOME         GROWTH
                                                                                 SERVICE SHARES*  SERVICE SHARES*
                                                                                 ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                                      $        1,893   $          544
                                                                                 ---------------  ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                           855              309
  Administrative expense fees                                                               137               50
                                                                                 ---------------  ---------------
    Total expenses                                                                          992              359
                                                                                 ---------------  ---------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                           628              590
  Administrative expense fees                                                               100               94
                                                                                 ---------------  ---------------
    Total expenses                                                                          728              684
                                                                                 ---------------  ---------------
           Total expenses                                                                 1,720            1,043
                                                                                 ---------------  ---------------
    Net investment income (loss)                                                            173             (499)
                                                                                 ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                          -                -
  Net realized gain (loss) from sales of investments                                     (2,731)          (2,365)
                                                                                 ---------------  ---------------
    Net realized gain (loss)                                                             (2,731)          (2,365)
  Net unrealized gain (loss)                                                             (2,477)           5,334
                                                                                 ---------------  ---------------
    Net realized and unrealized gain (loss)                                              (5,208)           2,969
                                                                                 ---------------  ---------------
    Net increase (decrease) in net assets from operations                        $       (5,035)  $        2,470
                                                                                 ===============  ===============

*   For the period 2/23/01 to 12/31/01.
**  For the period 7/10/01 to 12/31/01.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                               PIONEER         SVS
                                                                                  PIONEER    REAL ESTATE      DREMAN
                                                                                 FUND VCT     GROWTH VCT    FINANCIAL
                                                                                 CLASS II*    CLASS II*    SERVICES (a)*
                                                                                 ----------  ------------  -------------
INVESTMENT INCOME:
  Dividends                                                                      $     280   $     3,171   $         24
                                                                                 ----------  ------------  -------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                      119           437            154
  Administrative expense fees                                                           19            70             24
                                                                                 ----------  ------------  -------------
    Total expenses                                                                     138           507            178
                                                                                 ----------  ------------  -------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                      245           166            285
  Administrative expense fees                                                           39            27             46
                                                                                 ----------  ------------  -------------
    Total expenses                                                                     284           193            331
                                                                                 ----------  ------------  -------------
           Total expenses                                                              422           700            509
                                                                                 ----------  ------------  -------------
    Net investment income (loss)                                                      (142)        2,471           (485)
                                                                                 ----------  ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                   401             -              9
  Net realized gain (loss) from sales of investments                                (1,463)            4            (67)
                                                                                 ----------  ------------  -------------
    Net realized gain (loss)                                                        (1,062)            4            (58)
  Net unrealized gain (loss)                                                         4,840         3,010          2,328
                                                                                 ----------  ------------  -------------
    Net realized and unrealized gain (loss)                                          3,778         3,014          2,270
                                                                                 ----------  ------------  -------------
    Net increase (decrease) in net assets from operations                        $   3,636   $     5,485   $      1,785
                                                                                 ==========  ============  =============


                                                                               SCUDDER     T. ROWE PRICE
                                                                              TECHNOLOGY   INTERNATIONAL
                                                                              GROWTH (a)*     STOCK
                                                                              -----------  -------------
INVESTMENT INCOME:
  Dividends                                                                   $        3   $     84,018
                                                                              -----------  -------------

EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II & ALLMERICA SELECT CHARTER:
  Mortality and expense risk fees                                                    158         52,447
  Administrative expense fees                                                         25          8,392
                                                                              -----------  -------------
    Total expenses                                                                   183         60,839
                                                                              -----------  -------------

ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                                    313            531
  Administrative expense fees                                                         50             85
                                                                              -----------  -------------
    Total expenses                                                                   363            616
                                                                              -----------  -------------
           Total expenses                                                            546         61,455
                                                                              -----------  -------------
    Net investment income (loss)                                                    (543)        22,563
                                                                              -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                                   -              -
  Net realized gain (loss) from sales of investments                                (183)      (121,101)
                                                                              -----------  -------------
    Net realized gain (loss)                                                        (183)      (121,101)
  Net unrealized gain (loss)                                                      (7,538)    (1,138,562)
                                                                              -----------  -------------
    Net realized and unrealized gain (loss)                                       (7,721)    (1,259,663)
                                                                              -----------  -------------
    Net increase (decrease) in net assets from operations                     $   (8,264)  $ (1,237,100)
                                                                              ===========  =============

*   For the period 2/23/01 to 12/31/01.
**  For the period 7/10/01 to 12/31/01.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          AIT
                                                                             AIT                         MONEY
                                                                            EQUITY                      MARKET
                                                                            INDEX               YEAR ENDED DECEMBER 31,
                                                                         PERIOD FROM        --------------------------------
                                                                      2/23/01* TO 12/31/01       2001             2000
                                                                     ---------------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $              (355)   $     341,874    $     594,634
    Net realized gain (loss)                                                       12,968                -                -
    Net unrealized gain (loss)                                                    (89,468)               -                -
                                                                     ---------------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations                         (76,855)         341,874          594,634
                                                                     ---------------------  ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                         919,631        7,974,581        2,227,652
    Withdrawals                                                                   (43,950)      (3,464,401)      (4,078,860)
    Contract benefits                                                                   -         (585,238)        (570,026)
    Contract charges                                                                 (670)          (3,496)          (3,008)
    Transfers between sub-accounts (including fixed account), net                 260,356        1,540,104         (662,149)
    Other transfers from (to) the General Account                                  34,111         (857,816)          78,794
    Net increase (decrease) in investment by Sponsor                                  (18)             (13)               -
                                                                     ---------------------  ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions            1,169,460        4,603,721       (3,007,597)
                                                                     ---------------------  ---------------  ---------------
    Net increase (decrease) in net assets                                       1,092,605        4,945,595       (2,412,963)

NET ASSETS:
  Beginning of year                                                                     -       11,703,816       14,116,779
                                                                     ---------------------  ---------------  ---------------
  End of year                                                         $         1,092,605    $  16,649,411    $  11,703,816
                                                                     =====================  ===============  ===============


                                                                                  AIT                              AIT
                                                                                 SELECT                          SELECT
                                                                           AGGRESSIVE GROWTH              CAPITAL APPRECIATION
                                                                        YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                     -------------------------------  ------------------------------
                                                                         2001             2000            2001            2000
                                                                     -------------   ---------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $  (154,767)    $    (258,859)   $   (123,172)   $   (124,411)
    Net realized gain (loss)                                            1,180,094         3,784,577         831,365         470,293
    Net unrealized gain (loss)                                         (4,268,979)       (8,641,043)       (981,889)         86,430
                                                                     -------------   ---------------  --------------  --------------
    Net increase (decrease) in net assets from operations              (3,243,652)       (5,115,325)       (273,696)        432,312
                                                                     -------------   ---------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 358,225         2,678,874         432,420       1,650,362
    Withdrawals                                                        (1,366,458)       (1,647,049)       (763,762)       (541,473)
    Contract benefits                                                    (119,202)         (139,406)       (181,072)       (119,951)
    Contract charges                                                       (7,264)           (7,849)         (4,995)         (3,948)
    Transfers between sub-accounts (including fixed account), net      (1,205,558)        1,359,348        (156,866)        335,788
    Other transfers from (to) the General Account                        (160,753)          278,905         (22,986)        235,426
    Net increase (decrease) in investment by Sponsor                        2,000                 -           2,000               -
                                                                     -------------   ---------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions   (2,499,010)        2,522,823        (695,261)      1,556,204
                                                                     -------------   ---------------  --------------  --------------
    Net increase (decrease) in net assets                              (5,742,662)       (2,592,502)       (968,957)      1,988,516

NET ASSETS:
  Beginning of year                                                    14,997,625        17,590,127       9,525,384       7,536,868
                                                                     -------------   ---------------  --------------  --------------
  End of year                                                         $ 9,254,963     $  14,997,625    $  8,556,427    $  9,525,384
                                                                     =============   ===============  ==============  ==============


                                                                                  AIT
                                                                                 SELECT                           AIT
                                                                            EMERGING MARKETS                 SELECT GROWTH
                                                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                     -----------------------------  --------------------------------
                                                                         2001           2000          2001              2000
                                                                     -------------    ------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $   (19,303)     $  (21,294)   $   (259,612)    $    (385,400)
    Net realized gain (loss)                                             (133,497)         55,769         355,198         3,786,697
    Net unrealized gain (loss)                                            (15,320)       (841,422)     (6,122,234)       (8,924,342)
                                                                     -------------    ------------  --------------   ---------------
    Net increase (decrease) in net assets from operations                (168,120)       (806,947)     (6,026,648)       (5,523,045)
                                                                     -------------    ------------  --------------   ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 193,399         779,534         919,416         3,358,277
    Withdrawals                                                          (102,648)       (108,761)     (2,002,504)       (2,012,704)
    Contract benefits                                                     (16,137)        (35,435)       (217,275)         (175,914)
    Contract charges                                                         (668)           (487)        (10,028)          (10,240)
    Transfers between sub-accounts (including fixed account), net           1,231         124,966        (829,438)          204,473
    Other transfers from (to) the General Account                           6,649         144,858        (154,478)          519,594
    Net increase (decrease) in investment by Sponsor                        2,000               -           2,000                 -
                                                                     -------------    ------------  --------------   ---------------
    Net increase (decrease) in net assets from contract transactions       83,826         904,675      (2,292,307)        1,883,486
                                                                     -------------    ------------  --------------   ---------------
    Net increase (decrease) in net assets                                 (84,294)         97,728      (8,318,955)       (3,639,559)

NET ASSETS:
  Beginning of year                                                     1,479,784       1,382,056      24,011,139        27,650,698
                                                                     -------------    ------------  --------------   ---------------
  End of year                                                         $ 1,395,490      $1,479,784    $ 15,692,184     $  24,011,139
                                                                     =============    ============  ==============   ===============


                                                                                   AIT
                                                                                 SELECT
                                                                            GROWTH AND INCOME
                                                                         YEAR ENDED DECEMBER 31,
                                                                     --------------------------------
                                                                          2001             2000
                                                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    (197,628)   $    (205,035)
    Net realized gain (loss)                                             (1,270,069)       5,195,714
    Net unrealized gain (loss)                                           (1,889,063)      (8,724,183)
                                                                     ---------------  ---------------
    Net increase (decrease) in net assets from operations                (3,356,760)      (3,733,504)
                                                                     ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   662,577        3,066,566
    Withdrawals                                                          (2,516,409)      (2,604,901)
    Contract benefits                                                      (296,508)        (292,977)
    Contract charges                                                        (10,367)         (10,037)
    Transfers between sub-accounts (including fixed account), net        (1,770,835)          62,612
    Other transfers from (to) the General Account                          (174,844)         841,410
    Net increase (decrease) in investment by Sponsor                             72                -
                                                                     ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions     (4,106,314)       1,062,673
                                                                     ---------------  ---------------
    Net increase (decrease) in net assets                                (7,463,074)      (2,670,831)

NET ASSETS:
  Beginning of year                                                      27,533,928       30,204,759
                                                                     ---------------  ---------------
  End of year                                                         $  20,070,854    $  27,533,928
                                                                     ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                 AIT                              AIT
                                                                                SELECT                          SELECT
                                                                         INTERNATIONAL EQUITY         INVESTMENT GRADE INCOME (b)
                                                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                     -----------------------------  --------------------------------
                                                                         2001           2000             2001             2000
                                                                     -------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    10,201    $   (140,252)   $     623,498    $     717,324
    Net realized gain (loss)                                            1,918,667         797,271            6,949         (149,929)
    Net unrealized gain (loss)                                         (5,120,553)     (2,307,606)         231,164          607,284
                                                                     -------------  --------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations              (3,191,685)     (1,650,587)         861,611        1,174,679
                                                                     -------------  --------------  ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 577,274       2,164,564        2,037,276        1,807,590
    Withdrawals                                                        (1,398,372)     (1,301,911)      (1,485,813)      (1,472,318)
    Contract benefits                                                    (104,605)       (142,069)        (154,759)        (198,100)
    Contract charges                                                       (6,559)         (6,120)          (5,839)          (4,469)
    Transfers between sub-accounts (including fixed account), net      (1,162,000)        854,599         (163,001)      (2,032,118)
    Other transfers from (to) the General Account                           7,385         197,404          238,851          235,565
    Net increase (decrease) in investment by Sponsor                          104               -              (78)               -
                                                                     -------------  --------------  ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions   (2,086,773)      1,766,467          466,637       (1,663,850)
                                                                     -------------  --------------  ---------------  ---------------
    Net increase (decrease) in net assets                              (5,278,458)        115,880        1,328,248         (489,171)

NET ASSETS:
  Beginning of year                                                    14,885,250      14,769,370       13,673,249       14,162,420
                                                                     -------------  --------------  ---------------  ---------------
  End of year                                                         $ 9,606,792    $ 14,885,250    $  15,001,497    $  13,673,249
                                                                     =============  ==============  ===============  ===============


                                                                                   AIT
                                                                                  SELECT                       AIT
                                                                             STRATEGIC GROWTH                 SELECT
                                                                         YEAR ENDED DECEMBER 31,          STRATEGIC INCOME
                                                                       -----------------------------       PERIOD FROM
                                                                           2001            2000         2/23/01* TO 12/31/01
                                                                       -------------   -------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (18,983)    $   (26,598)    $             7,555
    Net realized gain (loss)                                               (205,310)         63,739                  15,784
    Net unrealized gain (loss)                                             (286,545)       (913,106)                (31,353)
                                                                       -------------   -------------   ---------------------
    Net increase (decrease) in net assets from operations                  (510,838)       (875,965)                 (8,014)
                                                                       -------------   -------------   ---------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   124,849         449,033                 834,959
    Withdrawals                                                            (122,052)        (80,199)                 (1,846)
    Contract benefits                                                        (4,557)         (4,170)                      -
    Contract charges                                                           (628)           (584)                    (11)
    Transfers between sub-accounts (including fixed account), net            39,238         136,998                 116,581
    Other transfers from (to) the General Account                           144,753         183,907                  78,920
    Net increase (decrease) in investment by Sponsor                          2,000               -                   1,927
                                                                       -------------   -------------   ---------------------
    Net increase (decrease) in net assets from contract transactions        183,603         684,985               1,030,530
                                                                       -------------   -------------   ---------------------
    Net increase (decrease) in net assets                                  (327,235)       (190,980)              1,022,516

NET ASSETS:
  Beginning of year                                                       1,634,336       1,825,316                       -
                                                                       -------------   -------------   ---------------------
  End of year                                                           $ 1,307,101     $ 1,634,336     $         1,022,516
                                                                       =============   =============   =====================


                                                                                 AIT
                                                                                SELECT                       AIM
                                                                           VALUE OPPORTUNITY            V.I. AGGRESSIVE
                                                                        YEAR ENDED DECEMBER 31,             GROWTH
                                                                     ------------------------------      PERIOD FROM
                                                                         2001            2000         2/23/01* TO 12/31/01
                                                                     --------------  --------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    (37,336)   $    (35,822)    $             (616)
    Net realized gain (loss)                                               609,523          49,787                   (522)
    Net unrealized gain (loss)                                            (118,954)        895,129                  1,763
                                                                     --------------  --------------   --------------------
    Net increase (decrease) in net assets from operations                  453,233         909,094                    625
                                                                     --------------  --------------   --------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  521,182         931,143                149,663
    Withdrawals                                                           (404,066)       (225,868)                  (194)
    Contract benefits                                                      (42,171)        (17,197)                     -
    Contract charges                                                        (2,247)         (1,127)                     -
    Transfers between sub-accounts (including fixed account), net          105,588         (53,045)                16,659
    Other transfers from (to) the General Account                          169,345         245,915                 13,436
    Net increase (decrease) in investment by Sponsor                            49               -                  4,000
                                                                     --------------  --------------   --------------------
    Net increase (decrease) in net assets from contract transactions       347,680         879,821                183,564
                                                                     --------------  --------------   --------------------
    Net increase (decrease) in net assets                                  800,913       1,788,915                184,189

NET ASSETS:
  Beginning of year                                                      4,381,024       2,592,109                      -
                                                                     --------------  --------------   --------------------
  End of year                                                         $  5,181,937    $  4,381,024     $          184,189
                                                                     ==============  ==============   ====================


                                                                                                                      ALLIANCE
                                                                           AIM                    AIM               PREMIER GROWTH
                                                                      V.I. BLUE CHIP           V.I. VALUE             CLASS A
                                                                       PERIOD FROM            PERIOD FROM           PERIOD FROM
                                                                    2/23/01* TO 12/31/01  2/23/01* TO 12/31/01  7/10/01* TO 12/31/01
                                                                    --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                      $           (2,140)   $           (2,362)   $           (1,330)
   Net realized gain (loss)                                                      (1,348)                9,252                   224
   Net unrealized gain (loss)                                                       (34)               (6,930)               14,017
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from operations                         (3,522)                  (40)               12,911
                                                                    --------------------  --------------------  --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                        550,459               464,765               489,936
   Withdrawals                                                                   (1,636)              (38,091)                 (807)
   Contract benefits                                                                  -                     -                     -
   Contract charges                                                                 (85)                  (34)                    -
   Transfers between sub-accounts (including fixed account), net                 39,346               392,694                27,002
   Other transfers from (to) the General Account                                 73,120                48,085                46,730
   Net increase (decrease) in investment by Sponsor                                 304                    27                    24
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from contract transactions             661,508               867,446               562,885
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets                                        657,986               867,406               575,796

NET ASSETS:
 Beginning of year                                                                    -                     -                     -
                                                                    --------------------  --------------------  --------------------
 End of year                                                         $          657,986    $          867,406    $          575,796
                                                                    ====================  ====================  ====================

* Date of initial investment

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                            ALLIANCE              ALLIANCE           DEUTSCHE
                                                                        GROWTH AND INCOME      PREMIER GROWTH        VIT EAFE
                                                                            CLASS B               CLASS B          EQUITY INDEX
                                                                          PERIOD FROM           PERIOD FROM        PERIOD FROM
                                                                      2/23/01* TO 12/31/01 2/23/01* TO 12/31/01 2/23/01* TO 12/31/01
                                                                      -------------------- -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $           (7,961)  $             (984)  $             (206)
    Net realized gain (loss)                                                      (10,704)              (1,431)                  (2)
    Net unrealized gain (loss)                                                     (2,211)              (7,467)                 934
                                                                      -------------------- -------------------- --------------------
    Net increase (decrease) in net assets from operations                         (20,876)              (9,882)                 726
                                                                      -------------------- -------------------- --------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       1,282,927               60,430               42,832
    Withdrawals                                                                   (30,412)              (1,461)                   -
    Contract benefits                                                                   -                    -                    -
    Contract charges                                                                 (105)                 (11)                   -
    Transfers between sub-accounts (including fixed account), net                 837,835              100,230                6,570
    Other transfers from (to) the General Account                                 180,748               11,343                   (7)
    Net increase (decrease) in investment by Sponsor                                 (178)               2,000                4,000
                                                                      -------------------- -------------------- --------------------
    Net increase (decrease) in net assets from contract transactions            2,270,815              172,531               53,395
                                                                      -------------------- -------------------- --------------------
    Net increase (decrease) in net assets                                       2,249,939              162,649               54,121

NET ASSETS:
  Beginning of year                                                                     -                    -                    -
                                                                      -------------------- -------------------- --------------------
  End of year                                                          $        2,249,939   $          162,649   $           54,121
                                                                      ==================== ==================== ====================


                                                                           DEUTSCHE             EATON VANCE
                                                                             VIT                VT FLOATING
                                                                          SMALL CAP             RATE-INCOME
                                                                         PERIOD FROM            PERIOD FROM
                                                                      2/23/01* TO 12/31/01  2/23/01* TO 12/31/01
                                                                      --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $             (831)   $             (381)
    Net realized gain (loss)                                                       (2,632)                    -
    Net unrealized gain (loss)                                                    (14,869)                    -
                                                                      --------------------  --------------------
    Net increase (decrease) in net assets from operations                         (18,332)                 (381)
                                                                      --------------------  --------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                          13,475               680,434
    Withdrawals                                                                   (23,763)               (5,449)
    Contract benefits                                                                   -                     -
    Contract charges                                                                   (7)                  (20)
    Transfers between sub-accounts (including fixed account), net                 246,068                95,869
    Other transfers from (to) the General Account                                     446                71,190
    Net increase (decrease) in investment by Sponsor                                1,988                 1,998
                                                                      --------------------  --------------------
    Net increase (decrease) in net assets from contract transactions              238,207               844,022
                                                                      --------------------  --------------------
    Net increase (decrease) in net assets                                         219,875               843,641

NET ASSETS:
  Beginning of year                                                                     -                     -
                                                                      --------------------  --------------------
  End of year                                                          $          219,875    $          843,641
                                                                      ====================  ====================


                                                                         EATON VANCE                 FIDELITY VIP
                                                                         VT WORLDWIDE                EQUITY-INCOME
                                                                        HEALTH SCIENCES         YEAR ENDED DECEMBER 31,
                                                                         PERIOD FROM        --------------------------------
                                                                      2/23/01* TO 12/31/01       2001             2000
                                                                     ---------------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $            (1,715)   $      45,993    $      48,849
    Net realized gain (loss)                                                        1,308          643,898        1,055,817
    Net unrealized gain (loss)                                                     41,442       (1,723,935)          (9,455)
                                                                     ---------------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations                          41,035       (1,034,044)       1,095,211
                                                                     ---------------------  ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                         468,590        1,147,823        1,743,088
    Withdrawals                                                                   (15,303)      (1,644,711)      (1,364,194)
    Contract benefits                                                                   -         (233,282)        (243,974)
    Contract charges                                                                  (21)          (7,395)          (5,948)
    Transfers between sub-accounts (including fixed account), net                 182,304          321,332       (1,474,587)
    Other transfers from (to) the General Account                                  68,345          240,616          311,895
    Net increase (decrease) in investment by Sponsor                                1,785               69                -
                                                                     ---------------------  ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions              705,700         (175,548)      (1,033,720)
                                                                     ---------------------  ---------------  ---------------
    Net increase (decrease) in net assets                                         746,735       (1,209,592)          61,491

NET ASSETS:
  Beginning of year                                                                     -       16,055,158       15,993,667
                                                                     ---------------------  ---------------  ---------------
  End of year                                                         $           746,735    $  14,845,566    $  16,055,158
                                                                     =====================  ===============  ===============


                                                                              FIDELITY VIP                     FIDELITY VIP
                                                                                 GROWTH                        HIGH INCOME
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                     --------------------------------  -----------------------------
                                                                          2001             2000           2001            2000
                                                                     ---------------  ---------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    (212,385)   $    (277,850)   $   745,920    $    490,953
    Net realized gain (loss)                                                352,216        2,370,776       (928,648)       (304,132)
    Net unrealized gain (loss)                                           (3,929,623)      (4,889,961)      (718,513)     (2,329,608)
                                                                     ---------------  ---------------  -------------  --------------
    Net increase (decrease) in net assets from operations                (3,789,792)      (2,797,035)      (901,241)     (2,142,787)
                                                                     ---------------  ---------------  -------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   887,003        3,399,252        688,328       1,032,271
    Withdrawals                                                          (1,422,940)      (1,037,373)      (744,005)       (922,266)
    Contract benefits                                                      (192,619)        (421,793)      (128,123)        (97,943)
    Contract charges                                                         (7,906)          (6,933)        (3,150)         (2,968)
    Transfers between sub-accounts (including fixed account), net          (917,738)       1,347,564        567,366        (223,079)
    Other transfers from (to) the General Account                          (205,504)         663,575        508,706         124,156
    Net increase (decrease) in investment by Sponsor                             74                -            109               -
                                                                     ---------------  ---------------  -------------  --------------
    Net increase (decrease) in net assets from contract transactions     (1,859,630)       3,944,292        889,231         (89,829)
                                                                     ---------------  ---------------  -------------  --------------
    Net increase (decrease) in net assets                                (5,649,422)       1,147,257        (12,010)     (2,232,616)

NET ASSETS:
  Beginning of year                                                      20,035,658       18,888,401      6,869,808       9,102,424
                                                                     ---------------  ---------------  -------------  --------------
  End of year                                                         $  14,386,236    $  20,035,658    $ 6,857,798    $  6,869,808
                                                                     ===============  ===============  =============  ==============

* Date of initial investment

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                            FIDELITY VIP III
                                                                     FIDELITY VIP II            GROWTH            FIDELITY VIP III
                                                                        CONTRAFUND             & INCOME               MID CAP
                                                                       PERIOD FROM           PERIOD FROM            PERIOD FROM
                                                                    2/23/01* TO 12/31/01  2/23/01* TO 12/31/01  2/23/01* TO 12/31/01
                                                                    --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                      $           (1,415)   $             (750)   $           (3,464)
   Net realized gain (loss)                                                        (920)                   (5)               (4,833)
   Net unrealized gain (loss)                                                    14,701                 4,605                22,544
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from operations                         12,366                 3,850                14,247
                                                                    --------------------  --------------------  --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                        415,049               196,783               375,947
   Withdrawals                                                                   (1,582)                 (188)              (25,665)
   Contract benefits                                                                  -                     -                     -
   Contract charges                                                                  (5)                  (10)                  (52)
   Transfers between sub-accounts (including fixed account), net                 75,059               105,424               232,994
   Other transfers from (to) the General Account                                 60,009                16,445                27,977
   Net increase (decrease) in investment by Sponsor                               2,080                 4,000                   (17)
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from contract transactions             550,610               322,454               611,184
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets                                        562,976               326,304               625,431

NET ASSETS:
 Beginning of year                                                                    -                     -                     -
                                                                    --------------------  --------------------  --------------------
 End of year                                                         $          562,976    $          326,304    $          625,431
                                                                    ====================  ====================  ====================

                                                                                                 FT VIP
                                                                          FT VIP             MUTUAL SHARES
                                                                     FRANKLIN SMALL CAP      SECURITIES              INVESCO VIF
                                                                         CLASS 2               CLASS 2                DYNAMICS
                                                                       PERIOD FROM           PERIOD FROM            PERIOD FROM
                                                                    2/23/01* TO 12/31/01  2/23/01* TO 12/31/01  2/23/01* TO 12/31/01
                                                                    --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                      $           (1,408)   $           (1,817)   $             (762)
   Net realized gain (loss)                                                      (2,675)                1,631                (2,155)
   Net unrealized gain (loss)                                                    17,983                12,872                (4,629)
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from operations                         13,900                12,686                (7,546)
                                                                    --------------------  --------------------  --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                        315,688               386,642               114,210
   Withdrawals                                                                   (2,635)               (4,161)                 (824)
   Contract benefits                                                                  -                     -                     -
   Contract charges                                                                 (18)                  (84)                   (6)
   Transfers between sub-accounts (including fixed account), net                136,699               266,830                47,764
   Other transfers from (to) the General Account                                 69,042                65,437                21,793
   Net increase (decrease) in investment by Sponsor                               2,037                   125                 4,000
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from contract transactions             520,813               714,789               186,937
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets                                        534,713               727,475               179,391

NET ASSETS:
 Beginning of year                                                                    -                     -                     -
                                                                    --------------------  --------------------  --------------------
 End of year                                                         $          534,713    $          727,475    $          179,391
                                                                    ====================  ====================  ====================


                                                                                              JANUS ASPEN            JANUS ASPEN
                                                                        INVESCO VIF         AGGRESSIVE GROWTH          GROWTH
                                                                       HEALTH SCIENCES       SERVICE SHARES        SERVICE SHARES
                                                                        PERIOD FROM           PERIOD FROM            PERIOD FROM
                                                                    2/23/01* TO 12/31/01  2/23/01* TO 12/31/01  2/23/01* TO 12/31/01
                                                                    --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                      $             (202)   $             (536)   $           (1,107)
   Net realized gain (loss)                                                      (2,483)               (3,736)               (1,216)
   Net unrealized gain (loss)                                                     3,129                (6,300)               (2,435)
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from operations                            444               (10,572)               (4,758)
                                                                    --------------------  --------------------  --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                        190,552                84,903               259,307
   Withdrawals                                                                     (857)               (2,834)               (2,151)
   Contract benefits                                                                  -                     -                     -
   Contract charges                                                                 (13)                   (7)                   (6)
   Transfers between sub-accounts (including fixed account), net                181,171                31,926                53,205
   Other transfers from (to) the General Account                                  6,568                 6,882                14,389
   Net increase (decrease) in investment by Sponsor                               1,903                 4,000                 2,197
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from contract transactions             379,324               124,870               326,941
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets                                        379,768               114,298               322,183

NET ASSETS:
 Beginning of year                                                                    -                     -                     -
                                                                    --------------------  --------------------  --------------------
 End of year                                                         $          379,768    $          114,298    $          322,183
                                                                    ====================  ====================  ====================


                                                                       JANUS ASPEN
                                                                     GROWTH AND INCOME
                                                                      SERVICE SHARES
                                                                       PERIOD FROM
                                                                    2/23/01* TO 12/31/01
                                                                    --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                      $              173
   Net realized gain (loss)                                                      (2,731)
   Net unrealized gain (loss)                                                    (2,477)
                                                                    --------------------
   Net increase (decrease) in net assets from operations                         (5,035)
                                                                    --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                        332,708
   Withdrawals                                                                   (1,912)
   Contract benefits                                                                  -
   Contract charges                                                                 (12)
   Transfers between sub-accounts (including fixed account), net                 94,013
   Other transfers from (to) the General Account                                 43,927
   Net increase (decrease) in investment by Sponsor                               2,095
                                                                    --------------------
   Net increase (decrease) in net assets from contract transactions             470,819
                                                                    --------------------
   Net increase (decrease) in net assets                                        465,784

NET ASSETS:
 Beginning of year                                                                    -
                                                                    --------------------
 End of year                                                                  $ 465,784
                                                                    ====================

* Date of initial investment

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                         JANUS ASPEN             PIONEER
                                                                     INTERNATIONAL GROWTH        FUND VCT
                                                                       SERVICE SHARES            CLASS II
                                                                         PERIOD FROM           PERIOD FROM
                                                                     2/23/01* TO 12/31/01  2/23/01* TO 12/31/01
                                                                     --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                       $             (499)   $             (142)
   Net realized gain (loss)                                                       (2,365)               (1,062)
   Net unrealized gain (loss)                                                      5,334                 4,840
                                                                     --------------------  --------------------
   Net increase (decrease) in net assets from operations                           2,470                 3,636
                                                                     --------------------  --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                         273,213               173,490
   Withdrawals                                                                   (15,500)                    -
   Contract benefits                                                                   -                     -
   Contract charges                                                                  (14)                   (6)
   Transfers between sub-accounts (including fixed account), net                  42,177                21,957
   Other transfers from (to) the General Account                                   9,800                 1,953
   Net increase (decrease) in investment by Sponsor                                2,173                 4,000
                                                                     --------------------  --------------------
   Net increase (decrease) in net assets from contract transactions              311,849               201,394
                                                                     --------------------  --------------------
   Net increase (decrease) in net assets                                         314,319               205,030

NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                     --------------------  --------------------
 End of year                                                          $          314,319    $          205,030
                                                                     ====================  ====================

                                                                                                 SVS
                                                                         PIONEER                DREMAN                SCUDDER
                                                                       REAL ESTATE            FINANCIAL              TECHNOLOGY
                                                                         CLASS II            SERVICES (a)            GROWTH (a)
                                                                       PERIOD FROM           PERIOD FROM            PERIOD FROM
                                                                    2/23/01* TO 12/31/01  2/23/01* TO 12/31/01  2/23/01* TO 12/31/01
                                                                    --------------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss)                                      $            2,471    $             (485)   $             (543)
   Net realized gain (loss)                                                           4                   (58)                 (183)
   Net unrealized gain (loss)                                                     3,010                 2,328                (7,538)
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from operations                          5,485                 1,785                (8,264)
                                                                    --------------------  --------------------  --------------------

 FROM CAPITAL TRANSACTIONS:
   Net purchase payments                                                         59,741               105,364               198,197
   Withdrawals                                                                     (326)                  (40)                 (533)
   Contract benefits                                                                  -                     -                     -
   Contract charges                                                                 (31)                  (15)                   (9)
   Transfers between sub-accounts (including fixed account), net                213,785                (2,854)                6,154
   Other transfers from (to) the General Account                                 35,738                22,051                16,215
   Net increase (decrease) in investment by Sponsor                               4,000                 4,000                 4,000
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets from contract transactions             312,907               128,506               224,024
                                                                    --------------------  --------------------  --------------------
   Net increase (decrease) in net assets                                        318,392               130,291               215,760

NET ASSETS:
 Beginning of year                                                                    -                     -                     -
                                                                    --------------------  --------------------  --------------------
 End of year                                                         $          318,392    $          130,291    $          215,760
                                                                    ====================  ====================  ====================

                                                                            T. ROWE PRICE
                                                                            INTERNATIONAL
                                                                                STOCK
                                                                       YEAR ENDED DECEMBER 31,
                                                                     -----------------------------
                                                                         2001            2000
                                                                     -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    22,563     $   (47,795)
    Net realized gain (loss)                                             (121,101)        370,139
    Net unrealized gain (loss)                                         (1,138,562)     (1,524,572)
                                                                     -------------   -------------
    Net increase (decrease) in net assets from operations              (1,237,100)     (1,202,228)
                                                                     -------------   -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 505,846       1,107,104
    Withdrawals                                                          (478,916)       (473,024)
    Contract benefits                                                     (51,187)        (73,755)
    Contract charges                                                       (2,332)         (2,331)
    Transfers between sub-accounts (including fixed account), net        (194,095)       (162,581)
    Other transfers from (to) the General Account                          67,439         128,770
    Net increase (decrease) in investment by Sponsor                           90               -
                                                                     -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (153,155)        524,183
                                                                     -------------   -------------
    Net increase (decrease) in net assets                              (1,390,255)       (678,045)

NET ASSETS:
  Beginning of year                                                     5,428,777       6,106,822
                                                                     -------------   -------------
  End of year                                                         $ 4,038,522     $ 5,428,777
                                                                     =============   =============

* Date of initial investment

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS




NOTE 1 - ORGANIZATION

      The Allmerica Select Separate Account ("The Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on March 5, 1992 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

      The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-one Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                   INVESTMENT MANAGER
----------                                                                   ------------------
Allmerica Investment Trust ("AIT")                                           Allmerica Financial Investment Management Services,
                                                                             Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")                                    A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc. (Class A) ("Alliance A")        Alliance Capital Management, L.P.
Alliance Variable Products Series Fund, Inc. (Class B) ("Alliance B")        Alliance Capital Management, L.P.
Deutsche Asset Management VIT Funds ("Deutsche VIT")                         Deutsche Asset Management
Eaton Vance Variable Trust ("Eaton Vance VT")                                Eaton Vance Management
Fidelity Variable Insurance Products Fund ("Fidelity VIP")                   Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")             Fidelity Management & Research Company ("FMR")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP")    Franklin Mutual Advisors, LLC
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")                      INVESCO Funds Group, Inc.
Janus Aspen Series (Service Shares) ("Janus Aspen")                          Janus Capital
Pioneer Variable Contracts Trust (Class II) ("Pioneer II")                   Pioneer Investment Management, Inc. (Pioneer)
T. Rowe Price International Series, Inc. ("T. Rowe Price")                   T. Rowe Price International
Scudder Variable Series II ("Scudder II")                                    Zurich Scudder Investments, Inc.

      The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

      Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

      On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

      INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

      FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.


NOTE 3 - INVESTMENTS

      The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                PORTFOLIO INFORMATION
                                                     ---------------------------------------------
                                                                                       NET ASSET
                                                        NUMBER OF     AGGREGATE          VALUE
INVESTMENT PORTFOLIO                                     SHARES          COST          PER SHARE
--------------------                                 --------------  -------------   -------------
AIT Equity Index                                           402,433    $ 1,182,073     $     2.715
AIT Money Market                                        16,649,693     16,649,693           1.000
AIT Select Aggressive Growth                             7,398,052     15,552,247           1.251
AIT Select Capital Appreciation                          4,410,529      7,889,660           1.940
AIT Select Emerging Markets                              1,946,290      1,861,372           0.717
AIT Select Growth                                        9,956,994     20,287,516           1.576
AIT Select Growth and Income                            16,017,176     25,059,158           1.253
AIT Select International Equity                          8,631,439     12,239,871           1.113
AIT Select Investment Grade Income                      13,564,333     15,030,458           1.106
AIT Select Strategic Growth                              2,706,214      2,328,198           0.483
AIT Select Strategic Income                                981,302      1,053,869           1.042
AIT Select Value Opportunity                             2,623,766      4,580,593           1.975
AIM V.I. Aggressive Growth                                  17,039        182,426          10.810
AIM V.I. Blue Chip                                          92,544        658,020           7.110
AIM V.I. Value                                              37,148        874,336          23.350
Alliance Premier Growth Class A                             22,885        561,779          25.160
Alliance Growth and Income Class B                         102,131      2,252,150          22.030
Alliance Premier Growth Class B                              6,506        170,116          25.000
Deutsche VIT EAFE Equity Index                               6,451         53,187           8.390
Deutsche VIT Small Cap                                      20,492        234,744          10.730
Eaton Vance VT Floating Rate-Income                         84,364        843,641          10.000
Eaton Vance VT Worldwide Health Sciences                    64,374        705,293          11.600
Fidelity VIP Equity-Income                                 652,552     15,353,678          22.750
Fidelity VIP Growth                                        428,034     17,976,284          33.610
Fidelity VIP High Income                                 1,069,859     10,383,032           6.410
Fidelity VIP II Contrafund                                  27,967        548,275          20.130
Fidelity VIP III Growth & Income                            24,739        321,699          13.190
Fidelity VIP III Mid Cap                                    31,910        602,887          19.600
FT VIP Franklin Small Cap Class 2                           29,956        516,730          17.850
FT VIP Mutual Shares Securities Class 2                     51,851        714,603          14.030
INVESCO VIF Dynamics                                        14,306        184,020          12.540
INVESCO VIF Health Sciences                                 20,866        376,639          18.200
Janus Aspen Aggressive Growth Service Shares                 5,260        120,598          21.730
Janus Aspen Growth Service Shares                           16,305        324,618          19.760
Janus Aspen Growth and Income Service Shares                31,324        468,261          14.870
Janus Aspen International Growth Service Shares             13,490        308,985          23.300
Pioneer Fund VCT Class II                                   10,763        200,190          19.050
Pioneer Real Estate Growth VCT Class II                     21,586        315,382          14.750
SVS Dreman Financial Services (a)                           12,086        127,963          10.780
Scudder Technology Growth (a)                               23,051        223,298           9.360
T. Rowe Price International Stock                          352,094      4,990,446          11.470

(a) Re-branded.  See Note 1.


NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

      FAFLIC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses FAFLIC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

      A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. Subject to state availability, FAFLIC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

      The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                                                  ALLMERICA
                                                                    SELECT
                                                                  RESOURCE &
                                                 ALLMERICA         ALLMERICA        ALLMERICA
VARIABLE ACCOUNT DEDUCTIONS:                  SELECT CHARTER      RESOURCE II     SELECT REWARD
Mortality and Expense Risk (Annual Rate)           1.25%             1.25%            1.40%
Administrative Expense (Annual Rate)               0.15%             0.15%            0.15%

CONTRACT DEDUCTIONS:
Rider Fees (Annual Rate):                       0.15%-0.25%       0.15%-0.25%         0.00%
Annual Contract Fee (Maximum)                       $35               $30             $30

      During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

      Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of FAFLIC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

      Transactions from contractowners and sponsor were as follows:


                                                ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II
                                                          & ALLMERICA SELECT CHARTER
                                                           YEAR ENDED DECEMBER 31,
                                                     2001                                2000
                                         ----------------------------        ----------------------------
                                            UNITS          AMOUNT               UNITS          AMOUNT
                                         ----------    --------------        ----------    --------------
AIT Equity Index
  Issuance of Units                       1,140,666    $    1,125,308                 -    $            -
  Redemption of Units                      (342,172)         (306,749)                -                 -
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                 798,494    $      818,559                 -    $            -
                                         ==========    ==============        ==========    ==============
AIT Money Market
  Issuance of Units                       5,557,367    $    7,333,500         5,742,214    $    7,348,030
  Redemption of Units                    (5,868,606)       (7,753,998)       (8,126,228)      (10,355,627)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                (311,239)   $     (420,498)       (2,384,014)   $   (3,007,597)
                                         ==========    ==============        ==========    ==============
AIT Select Aggressive Growth
  Issuance of Units                         805,250    $    1,239,696         2,088,754    $    5,373,378
  Redemption of Units                    (2,363,704)       (3,788,663)       (1,124,207)       (2,850,555)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)              (1,558,454)   $   (2,548,967)          964,547    $    2,522,823
                                         ==========    ==============        ==========    ==============
AIT Select Capital Appreciation
  Issuance of Units                         883,725    $    1,921,341         1,316,686    $    3,124,348
  Redemption of Units                    (1,228,761)       (2,703,815)         (667,044)       (1,568,144)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                (345,036)   $     (782,474)          649,642    $    1,556,204
                                         ==========    ==============        ==========    ==============
AIT Select Emerging Markets
  Issuance of Units                         401,006    $      296,292         1,160,203    $    1,313,757
  Redemption of Units                      (572,594)         (393,520)         (364,753)         (409,082)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                (171,588)   $      (97,228)          795,450    $      904,675
                                         ==========    ==============        ==========    ==============
AIT Select Growth
  Issuance of Units                         956,553    $    2,126,909         1,837,193    $    5,996,057
  Redemption of Units                    (2,081,372)       (4,619,132)       (1,265,493)       (4,112,571)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)              (1,124,819)   $   (2,492,223)          571,700    $    1,883,486
                                         ==========    ==============        ==========    ==============
AIT Select Growth and Income
  Issuance of Units                       1,210,996    $    2,310,197         2,485,964    $    6,224,460
  Redemption of Units                    (3,340,065)       (6,706,067)       (2,056,561)       (5,161,787)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)              (2,129,069)   $   (4,395,870)          429,403    $    1,062,673
                                         ==========    ==============        ==========    ==============
AIT Select International Equity
  Issuance of Units                       1,140,903    $    1,821,494         1,932,493    $    3,975,742
  Redemption of Units                    (2,725,926)       (4,295,680)       (1,062,976)       (2,209,275)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)              (1,585,023)   $   (2,474,186)          869,517    $    1,766,467
                                         ==========    ==============        ==========    ==============
AIT Select Investment Grade Income
  Issuance of Units                       2,327,866    $    3,159,643         1,937,359    $    2,790,065
  Redemption of Units                    (3,220,562)       (4,479,089)       (3,180,013)       (4,453,915)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                (892,696)   $   (1,319,446)       (1,242,654)   $   (1,663,850)
                                         ==========    ==============        ==========    ==============
AIT Select Strategic Growth
  Issuance of Units                       1,057,279    $      545,076         1,015,463    $      951,324
  Redemption of Units                      (775,731)         (391,982)         (283,749)         (266,339)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                 281,548    $      153,094           731,714    $      684,985
                                         ==========    ==============        ==========    ==============
AIT Select Strategic Income
  Issuance of Units                         183,812    $      193,539                 -    $            -
  Redemption of Units                       (24,564)          (25,655)                -                 -
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                 159,248    $      167,884                 -    $            -
                                         ==========    ==============        ==========    ==============
AIT Select Value Opportunity
  Issuance of Units                       1,470,281    $    1,784,422         1,674,776    $    1,683,194
  Redemption of Units                    (1,457,498)       (1,713,303)         (797,236)         (803,373)
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                  12,783    $       71,119           877,540    $      879,821
                                         ==========    ==============        ==========    ==============
AIM V.I. Aggressive Growth
  Issuance of Units                          45,172    $       39,421                 -    $            -
  Redemption of Units                        (6,276)           (5,652)                -                 -
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                  38,896    $       33,769                 -    $            -
                                         ==========    ==============        ==========    ==============
AIM V.I. Blue Chip
  Issuance of Units                         221,366    $      197,150                 -    $            -
  Redemption of Units                       (14,075)          (11,593)                -                 -
                                         ----------    --------------        ----------    --------------
    Net increase (decrease)                 207,291    $      185,557                 -    $            -
                                         ==========    ==============        ==========    ==============

                                                  ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II
                                                       & ALLMERICA SELECT CHARTER (CONTINUED)
                                                              YEAR ENDED DECEMBER 31,
                                                         2001                            2000
                                             --------------------------      --------------------------
                                                UNITS         AMOUNT            UNITS         AMOUNT
                                             ----------    ------------      ----------    ------------
AIM V.I. Value
  Issuance of Units                             357,823    $    326,181               -    $          -
  Redemption of Units                          (174,638)       (151,069)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     183,185    $    175,112               -    $          -
                                             ==========    ============      ==========    ============
Alliance Growth and Income Class B
  Issuance of Units                           1,291,237    $  1,289,252               -    $          -
  Redemption of Units                          (336,257)       (309,610)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     954,980    $    979,642               -    $          -
                                             ==========    ============      ==========    ============
Alliance Premier Growth Class B
  Issuance of Units                             196,949    $    184,898               -    $          -
  Redemption of Units                           (13,637)        (12,367)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     183,312    $    172,531               -    $          -
                                             ==========    ============      ==========    ============
Deutsche VIT EAFE Equity Index
  Issuance of Units                               2,000    $      1,993               -    $          -
  Redemption of Units                                 -               -               -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                       2,000    $      1,993               -    $          -
                                             ==========    ============      ==========    ============
Deutsche VIT Small Cap
  Issuance of Units                             326,714    $    351,281               -    $          -
  Redemption of Units                          (126,146)       (127,499)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     200,568    $    223,782               -    $          -
                                             ==========    ============      ==========    ============
Eaton Vance VT Floating Rate-Income
  Issuance of Units                             174,858    $    175,198               -    $          -
  Redemption of Units                           (71,614)        (71,975)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     103,244    $    103,223               -    $          -
                                             ==========    ============      ==========    ============
Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                             328,051    $    342,522               -    $          -
  Redemption of Units                           (78,935)        (77,352)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     249,116    $    265,170               -    $          -
                                             ==========    ============      ==========    ============
Fidelity VIP Equity-Income
  Issuance of Units                           1,404,317    $  2,697,628       1,724,375    $  3,571,695
  Redemption of Units                        (1,935,222)     (3,693,186)     (2,222,697)     (4,605,415)
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                    (530,905)   $   (995,558)       (498,322)   $ (1,033,720)
                                             ==========    ============      ==========    ============
Fidelity VIP Growth
  Issuance of Units                             994,695    $  2,297,789       2,144,411    $  6,787,028
  Redemption of Units                        (2,018,700)     (4,588,924)       (902,371)     (2,842,736)
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                  (1,024,005)   $ (2,291,135)      1,242,040    $  3,944,292
                                             ==========    ============      ==========    ============
Fidelity VIP High Income
  Issuance of Units                           1,762,105    $  1,855,792       1,877,784    $  2,094,442
  Redemption of Units                        (2,155,975)     (2,222,186)     (1,957,820)     (2,184,271)
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                    (393,870)   $   (366,394)        (80,036)   $    (89,829)
                                             ==========    ============      ==========    ============
Fidelity VIP II Contrafund
  Issuance of Units                             161,362    $    151,212               -    $          -
  Redemption of Units                           (43,028)        (40,405)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     118,334    $    110,807               -    $          -
                                             ==========    ============      ==========    ============
Fidelity VIP III Growth & Income
  Issuance of Units                             132,702    $    126,515               -    $          -
  Redemption of Units                              (201)           (207)              -               -
                                             ----------    ------------      ----------    ------------
    Net increase (decrease)                     132,501    $    126,308               -    $          -
                                             ==========    ============      ==========    ============

                                                         ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II
                                                              & ALLMERICA SELECT CHARTER (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,
                                                                2001                           2000
                                                    --------------------------      -------------------------
                                                       UNITS         AMOUNT           UNITS          AMOUNT
                                                    ----------    ------------      ----------   ------------
Fidelity VIP III Mid Cap
  Issuance of Units                                    442,501    $    437,228               -   $          -
  Redemption of Units                                 (179,520)       (164,498)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                            262,981    $    272,730               -   $          -
                                                    ==========    ============      ==========   ============
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                    214,443    $    195,617               -   $          -
  Redemption of Units                                   (8,163)         (7,443)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                            206,280    $    188,174               -   $          -
                                                    ==========    ============      ==========   ============
FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                    420,562    $    418,316               -   $          -
  Redemption of Units                                   (8,252)         (8,393)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                            412,310    $    409,923               -   $          -
                                                    ==========    ============      ==========   ============
INVESCO VIF Dynamics
  Issuance of Units                                     69,240    $     61,270               -   $          -
  Redemption of Units                                  (12,923)         (9,810)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                             56,317    $     51,460               -   $          -
                                                    ==========    ============      ==========   ============
INVESCO VIF Health Sciences
  Issuance of Units                                    151,378    $    146,095               -   $          -
  Redemption of Units                                  (51,191)        (46,441)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                            100,187    $     99,654               -   $          -
                                                    ==========    ============      ==========   ============
Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                     58,082    $     54,604               -   $          -
  Redemption of Units                                  (20,451)        (19,492)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                             37,631    $     35,112               -   $          -
                                                    ==========    ============      ==========   ============
Janus Aspen Growth Service Shares
  Issuance of Units                                     89,925    $     75,467               -   $          -
  Redemption of Units                                  (13,160)        (11,400)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                             76,765    $     64,067               -   $          -
                                                    ==========    ============      ==========   ============
Janus Aspen Growth and Income Service Shares
  Issuance of Units                                    165,747    $    161,840               -   $          -
  Redemption of Units                                   (6,204)         (5,275)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                            159,543    $    156,565               -   $          -
                                                    ==========    ============      ==========   ============
Janus Aspen International Growth Service Shares
  Issuance of Units                                    146,697    $    116,733               -   $          -
  Redemption of Units                                  (51,318)        (37,429)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                             95,379    $     79,304               -   $          -
                                                    ==========    ============      ==========   ============
Pioneer Fund VCT Class II
  Issuance of Units                                     38,999    $     35,239               -   $          -
  Redemption of Units                                        -               -               -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                             38,999    $     35,239               -   $          -
                                                    ==========    ============      ==========   ============
Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                    151,165    $    158,375               -   $          -
  Redemption of Units                                  (15,388)        (16,185)              -              -
                                                    ----------    ------------      ----------   ------------
    Net increase (decrease)                            135,777    $    142,190               -   $          -
                                                    ==========    ============      ==========   ============

                                                        ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II
                                                            & ALLMERICA SELECT CHARTER (CONTINUED)
                                                                   YEAR ENDED DECEMBER 31,
                                                              2001                          2000
                                                  -------------------------    --------------------------
                                                     UNITS        AMOUNT          UNITS         AMOUNT
                                                  ----------    -----------    -----------    -----------
SVS Dreman Financial Services (a)
  Issuance of Units                                   57,201    $    53,987              -    $         -
  Redemption of Units                                (24,967)       (22,421)             -              -
                                                  ----------    -----------    -----------    -----------
    Net increase (decrease)                           32,234    $    31,566              -    $         -
                                                  ==========    ===========    ===========    ===========
Scudder Technology Growth (a)
  Issuance of Units                                   62,279    $    52,398              -    $         -
  Redemption of Units                                   (693)          (514)             -              -
                                                  ----------    -----------    -----------    -----------
    Net increase (decrease)                           61,586    $    51,884              -    $         -
                                                  ==========    ===========    ===========    ===========
T. Rowe Price International Stock
  Issuance of Units                                  457,952    $   556,721      1,120,018    $ 1,817,379
  Redemption of Units                               (897,175)    (1,081,704)      (796,371)    (1,293,196)
                                                  ----------    -----------    -----------    -----------
    Net increase (decrease)                         (439,223)   $  (524,983)       323,647    $   524,183
                                                  ==========    ===========    ===========    ===========

(a)  Re-branded.  See Note 1

                                                                 ALLMERICA SELECT REWARD
                                                                 YEAR ENDED DECEMBER 31,
                                                             2001                        2000
                                                  --------------------------   --------------------------
                                                    UNITS          AMOUNT         UNITS         AMOUNT
                                                  ----------    ------------   -----------    -----------
AIT Equity Index
  Issuance of Units                                  386,577    $    365,550             -    $         -
  Redemption of Units                                (15,979)        (14,649)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                          370,598    $    350,901             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Money Market
  Issuance of Units                                7,519,749    $  7,563,399             -    $         -
  Redemption of Units                             (2,524,827)     (2,539,180)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                        4,994,922    $  5,024,219             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Aggressive Growth
  Issuance of Units                                   54,292    $     50,235             -    $         -
  Redemption of Units                                   (310)           (278)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                           53,982    $     49,957             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Capital Appreciation
  Issuance of Units                                  104,945    $    101,955             -    $         -
  Redemption of Units                                (15,581)        (14,742)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                           89,364    $     87,213             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Emerging Markets
  Issuance of Units                                  191,052    $    181,683             -    $         -
  Redemption of Units                                   (675)           (629)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                          190,377    $    181,054             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Growth
  Issuance of Units                                  219,288    $    200,193             -    $         -
  Redemption of Units                                   (302)           (277)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                          218,986    $    199,916             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Growth and Income
  Issuance of Units                                  303,884    $    290,196             -    $         -
  Redemption of Units                                   (690)           (640)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                          303,194    $    289,556             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select International Equity
  Issuance of Units                                  410,427    $    388,180             -    $         -
  Redemption of Units                                   (834)           (767)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                          409,593    $    387,413             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Investment Grade Income
  Issuance of Units                                1,862,076    $  1,917,898             -    $         -
  Redemption of Units                               (127,989)       (131,815)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                        1,734,087    $  1,786,083             -    $         -
                                                  ==========    ============   ===========    ===========
AIT Select Strategic Growth
  Issuance of Units                                   38,085    $     30,757             -    $         -
  Redemption of Units                                   (317)           (248)            -              -
                                                  ----------    ------------   -----------    -----------
    Net increase (decrease)                           37,768    $     30,509             -    $         -
                                                  ==========    ============   ===========    ===========

                                                      ALLMERICA SELECT REWARD (CONTINUED)
                                                           YEAR ENDED DECEMBER 31,
                                                       2001                         2000
                                            -------------------------      -----------------------
                                               UNITS         AMOUNT          UNITS        AMOUNT
                                            ----------    -----------      ---------    ----------
AIT Select Strategic Income
  Issuance of Units                            837,963    $   863,509              -    $        -
  Redemption of Units                             (842)          (863)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    837,121    $   862,646              -    $        -
                                            ==========    ===========      =========    ==========
AIT Select Value Opportunity
  Issuance of Units                            357,350    $   346,280              -    $        -
  Redemption of Units                          (74,284)       (69,719)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    283,066    $   276,561              -    $        -
                                            ==========    ===========      =========    ==========
AIM V.I. Aggressive Growth
  Issuance of Units                            167,133    $   150,112              -    $        -
  Redemption of Units                             (365)          (317)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    166,768    $   149,795              -    $        -
                                            ==========    ===========      =========    ==========
AIM V.I. Blue Chip
  Issuance of Units                            528,686    $   497,439              -    $        -
  Redemption of Units                          (23,659)       (21,488)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    505,027    $   475,951              -    $        -
                                            ==========    ===========      =========    ==========
AIM V.I. Value
  Issuance of Units                            730,445    $   692,838              -    $        -
  Redemption of Units                             (542)          (504)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    729,903    $   692,334              -    $        -
                                            ==========    ===========      =========    ==========
Alliance Premier Growth
  Issuance of Units                            608,402    $   579,656              -    $        -
  Redemption of Units                          (17,663)       (16,771)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    590,739    $   562,885              -    $        -
                                            ==========    ===========      =========    ==========
Alliance Growth and Income Class B
  Issuance of Units                          1,395,102    $ 1,328,616              -    $        -
  Redemption of Units                          (39,006)       (37,443)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                  1,356,096    $ 1,291,173              -    $        -
                                            ==========    ===========      =========    ==========
Deutsche VIT EAFE Equity Index
  Issuance of Units                             56,852    $    51,402              -    $        -
  Redemption of Units                                -              -              -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                     56,852    $    51,402              -    $        -
                                            ==========    ===========      =========    ==========
Deutsche VIT Small Cap
  Issuance of Units                             14,677    $    14,425              -    $        -
  Redemption of Units                                -              -              -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                     14,677    $    14,425              -    $        -
                                            ==========    ===========      =========    ==========
Eaton Vance VT Floating Rate-Income
  Issuance of Units                            787,935    $   788,391              -    $        -
  Redemption of Units                          (47,541)       (47,592)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    740,394    $   740,799              -    $        -
                                            ==========    ===========      =========    ==========
Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                            407,407    $   447,384              -    $        -
  Redemption of Units                           (6,293)        (6,854)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    401,114    $   440,530              -    $        -
                                            ==========    ===========      =========    ==========
Fidelity VIP Equity-Income
  Issuance of Units                            899,982    $   857,715              -    $        -
  Redemption of Units                          (40,665)       (37,705)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    859,317    $   820,010              -    $        -
                                            ==========    ===========      =========    ==========
Fidelity VIP Growth
  Issuance of Units                            451,920    $   433,166              -    $        -
  Redemption of Units                           (1,758)        (1,661)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                    450,162    $   431,505              -    $        -
                                            ==========    ===========      =========    ==========
Fidelity VIP High Income
  Issuance of Units                          1,387,941    $ 1,309,369              -    $        -
  Redemption of Units                          (57,391)       (53,744)             -             -
                                            ----------    -----------      ---------    ----------
    Net increase (decrease)                  1,330,550    $ 1,255,625              -    $        -
                                            ==========    ===========      =========    ==========

                                                             ALLMERICA SELECT REWARD (CONTINUED)
                                                                  YEAR ENDED DECEMBER 31,
                                                              2001                        2000
                                                  --------------------------    --------------------------
                                                     UNITS         AMOUNT          UNITS         AMOUNT
                                                  -----------    -----------    -----------    -----------
Fidelity VIP II Contrafund
  Issuance of Units                                   463,040    $   444,691              -    $         -
  Redemption of Units                                  (5,127)        (4,888)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           457,913    $   439,803              -    $         -
                                                  ===========    ===========    ===========    ===========
Fidelity VIP III Growth & Income
  Issuance of Units                                   199,828    $   196,146              -    $         -
  Redemption of Units                                       -              -              -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           199,828    $   196,146              -    $         -
                                                  ===========    ===========    ===========    ===========
Fidelity VIP III Mid Cap
  Issuance of Units                                   344,622    $   342,964              -    $         -
  Redemption of Units                                  (4,515)        (4,510)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           340,107    $   338,454              -    $         -
                                                  ===========    ===========    ===========    ===========
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                   341,624    $   335,372              -    $         -
  Redemption of Units                                  (2,946)        (2,733)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           338,678    $   332,639              -    $         -
                                                  ===========    ===========    ===========    ===========
FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                   335,637    $   319,683              -    $         -
  Redemption of Units                                 (15,824)       (14,817)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           319,813    $   304,866              -    $         -
                                                  ===========    ===========    ===========    ===========
INVESCO VIF Dynamics
  Issuance of Units                                   145,752    $   136,372              -    $         -
  Redemption of Units                                  (1,037)          (895)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           144,715    $   135,477              -    $         -
                                                  ===========    ===========    ===========    ===========
INVESCO VIF Health Sciences
  Issuance of Units                                   272,793    $   280,107              -    $         -
  Redemption of Units                                    (432)          (437)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           272,361    $   279,670              -    $         -
                                                  ===========    ===========    ===========    ===========
Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                   100,393    $    89,947              -    $         -
  Redemption of Units                                    (223)          (189)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           100,170    $    89,758              -    $         -
                                                  ===========    ===========    ===========    ===========
Janus Aspen Growth Service Shares
  Issuance of Units                                   291,154    $   263,354              -    $         -
  Redemption of Units                                    (549)          (480)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           290,605    $   262,874              -    $         -
                                                  ===========    ===========    ===========    ===========
Janus Aspen Growth and Income Service Shares
  Issuance of Units                                   335,888    $   314,705              -    $         -
  Redemption of Units                                    (479)          (451)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           335,409    $   314,254              -    $         -
                                                  ===========    ===========    ===========    ===========
Janus Aspen International Growth Service Shares
  Issuance of Units                                   252,046    $   233,302              -    $         -
  Redemption of Units                                    (843)          (757)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           251,203    $   232,545              -    $         -
                                                  ===========    ===========    ===========    ===========
Pioneer Fund VCT Class II
  Issuance of Units                                   175,899    $   166,155              -    $         -
  Redemption of Units                                       -              -              -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           175,899    $   166,155              -    $         -
                                                  ===========    ===========    ===========    ===========
Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                   168,310    $   170,717              -    $         -
  Redemption of Units                                       -              -              -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           168,310    $   170,717              -    $         -
                                                  ===========    ===========    ===========    ===========
SVS Dreman Financial Services (a)
  Issuance of Units                                   100,086    $    97,273              -    $         -
  Redemption of Units                                    (352)          (333)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                            99,734    $    96,940              -    $         -
                                                  ===========    ===========    ===========    ===========
Scudder Technology Growth (a)
  Issuance of Units                                   177,403    $   173,036              -    $         -
  Redemption of Units                                  (1,000)          (896)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           176,403    $   172,140              -    $         -
                                                  ===========    ===========    ===========    ===========
T. Rowe Price International Stock
  Issuance of Units                                   394,825    $   373,370              -    $         -
  Redemption of Units                                  (1,646)        (1,542)             -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease)                           393,179    $   371,828              -    $         -
                                                  ===========    ===========    ===========    ===========

(a) Re-branded. See Note 1.


NOTE 6 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                        PURCHASES                 SALES
--------------------                                      ---------------         ---------------
AIT Equity Index                                           $   1,528,865           $     304,973
AIT Money Market                                              13,129,448               8,183,571
AIT Select Aggressive Growth                                   2,911,421               3,096,383
AIT Select Capital Appreciation                                2,121,746               2,279,053
AIT Select Emerging Markets                                      370,860                 306,313
AIT Select Growth                                              1,943,343               3,557,177
AIT Select Growth and Income                                   1,581,229               5,886,635
AIT Select International Equity                                3,491,332               3,579,641
AIT Select Investment Grade Income                             4,427,873               3,336,999
AIT Select Strategic Growth                                      428,471                 263,836
AIT Select Strategic Income                                    1,071,829                  17,636
AIT Select Value Opportunity                                   2,118,578               1,294,642
AIM V.I. Aggressive Growth                                       189,294                   6,346
AIM V.I. Blue Chip                                               677,924                  18,556
AIM V.I. Value                                                   996,796                 119,838
Alliance Premier Growth Class A                                  574,474                  12,919
Alliance Growth and Income Class B                             2,489,354                 213,900
Alliance Premier Growth Class B                                  186,393                  12,296
Deutsche VIT EAFE Equity Index                                    53,395                     206
Deutsche VIT Small Cap                                           377,181                 129,827
Eaton Vance VT Floating Rate-Income                              937,623                  93,982
Eaton Vance VT Worldwide Health Sciences                         778,734                  74,749
Fidelity VIP Equity-Income                                     3,210,817               2,614,234
Fidelity VIP Growth                                            3,041,978               3,826,849
Fidelity VIP High Income                                       3,423,339               1,788,126
Fidelity VIP II Contrafund                                       593,518                  44,324
Fidelity VIP III Growth & Income                                 322,250                     546
Fidelity VIP III Mid Cap                                         765,107                 157,387
FT VIP Franklin Small Cap Class 2                                531,657                  12,252
FT VIP Mutual Shares Securities Class 2                          738,954                  23,232
INVESCO VIF Dynamics                                             196,707                  10,532
INVESCO VIF Health Sciences                                      428,445                  49,323
Janus Aspen Aggressive Growth Service Shares                     146,842                  22,508
Janus Aspen Growth Service Shares                                337,732                  11,849
Janus Aspen Growth and Income Service Shares                     484,284                  13,292
Janus Aspen International Growth Service Shares                  350,462                  39,112
Pioneer Fund VCT Class II                                        207,186                   5,533
Pioneer Real Estate Growth VCT Class II                          331,772                  16,394
SVS Dreman Financial Services (a)                                152,051                  24,021
Scudder Technology Growth (a)                                    224,927                   1,446
T. Rowe Price International Stock                                705,077                 835,605

(a)  Re-branded.  See Note 1.

NOTE 7 - FINANCIAL HIGHLIGHTS

      A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                     AT DECEMBER 31
                                                                     --------------

                                                                   UNIT       UNIT
                                                                   VALUE      VALUE
                                                        UNITS     LOWEST     HIGHEST    NET ASSETS
                                                        -----     ------     -------    ----------
AIT Equity Index
2001                                                1,169,092    0.918631    0.968931   $1,092,605
AIT Money Market
2001                                               13,666,807    1.007416    1.339668   16,649,411
AIT Select Aggressive Growth
2001                                                6,065,770    0.955239    1.530892    9,254,963
AIT Select Capital Appreciation
2001                                                3,641,154    1.038118    2.382927    8,556,427
AIT Select Emerging Markets
2001                                                1,904,105    0.703264    0.999527    1,395,490
AIT Select Growth
2001                                                7,677,501    0.922351    2.076848   15,692,184
AIT Select Growth and Income
2001                                               10,378,133    0.961070    1.963234   20,070,854
AIT Select International Equity
2001                                                6,765,928    0.946233    1.450399    9,606,792
AIT Select Investment Grade Income
2001                                               10,535,087    1.031599    1.501263   15,001,497
AIT Select Strategic Growth
2001                                                2,706,147    0.477421    0.878024    1,307,101
AIT Select Strategic Income
2001                                                  996,369    1.022748    1.044601    1,022,516
AIT Select Value Opportunity
2001                                                3,963,147    1.050349    1.327313    5,181,937
AIM V .I. Aggressive  Growth
2001                                                  205,664    0.836995    0.909247      184,189
AIM V .I. Blue Chip
2001                                                  712,318    0.853656    0.952486      657,986
AIM V .I. Value
2001                                                  913,088    0.900873    0.962292      867,406
Alliance Premier Growth
2001                                                  590,739    0.974704    0.974704      575,796
Alliance Growth and Income Class B
2001                                                2,311,076    0.967965    0.981472    2,249,939
Alliance Premier Growth Class B
2001                                                  183,312    0.887286    0.887286      162,649
Deutsche VIT EAFE Equity Index
2001                                                   58,852    0.817437    0.923200       54,121
Deutsche VIT EAFE Small Cap
2001                                                  215,245    1.021454    1.022346      219,875
Eaton Vance VT Floating Rate-Income
2001                                                  843,638    0.999523    1.003462      843,641
Eaton Vance VT Worldwide Health Sciences
2001                                                  650,230    1.147975    1.149126      746,735
Fidelity VIP Equity-Income
2001                                                8,002,595    0.978365    1.960562   14,845,566
Fidelity VIP Growth
2001                                                6,625,035    0.959997    2.259817   14,386,236
Fidelity VIP High Income
2001                                                7,181,268    0.943974    0.957454    6,857,798
Fidelity VIP II Contrafund
2001                                                  576,247    0.948881    0.984228      562,976
Fidelity VIP III Growth& Income
2001                                                  332,329    0.955456    0.999382      326,304
Fidelity VIP III Mid Cap
2001                                                  603,088    1.035637    1.038137      625,431
FT VIP Franklin Small  Cap Class 2
2001                                                  544,958    0.920497    1.018174      534,713
FT VIP Mutual Shares Securities Class 2
2001                                                  732,123    0.963705    1.016881      727,475
INVESCO VIF Dynamics
2001                                                  201,032    0.779093    0.936430      179,391
INVESCO VIF Health Sciences
2001                                                  372,548    0.990843    1.029874      379,768
Janus Aspen Aggressive Growth Service Shares
2001                                                  137,801    0.702700    0.877062      114,298
Janus Aspen Growth Service Shares
2001                                                  367,370    0.800609    0.897174      322,183
Janus Aspen Growth and Income Service Shares
2001                                                  494,952    0.908348    0.956633      465,784
Janus Aspen International Growth Service Shares
2001                                                  346,582    0.823995    0.938389      314,319
Pioneer Fund VCT Class II
2001                                                  214,898    0.898814    0.966333      205,030
Pioneer Real Estate Growth VCT Class II
2001                                                  304,087    1.024300    1.075236      318,392
SVS Dreman Financial Services (b)
2001                                                  131,968    0.980741    1.007523      130,291
Scudder Technology Growth (b)
2001                                                  237,989    0.771473    0.953774      215,760
T. Rowe Price International Stock
2001                                                3,602,041    0.956847    1.141311    4,038,522

                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                    INVESTMENT*   EXPENSE**   EXPENSE**   TOTAL***     TOTAL***
                                                      INCOME        RATIO       RATIO      RETURN       RETURN
                                                      RATIO        LOWEST      HIGHEST     LOWEST      HIGHEST
                                                      -----        ------      -------     ------      -------
AIT Equity Index
2001                                                   1.37         1.40%       1.55%      -8.14%       -3.11%
AIT Money Market
2001                                                   4.14         1.40         1.55        0.74        2.82
AIT Select Aggressive Growth
2001                                                    N/A         1.40         1.55      -22.73       -4.48
AIT Select Capital Appreciation
2001                                                    N/A         1.40         1.55       -2.51        3.81
AIT Select Emerging Markets
2001                                                    N/A         1.40         1.55      -10.40       -0.05
AIT Select Growth
2001                                                    N/A         1.40         1.55      -25.76       -7.76
AIT Select Growth and Income
2001                                                   0.53         1.40         1.55      -12.98       -3.89
AIT Select International Equity
2001                                                   1.50         1.40         1.55      -22.62       -5.38
AIT Select Investment Grade Income
2001                                                   5.89         1.40         1.55        3.16        6.43
AIT Select Strategic Growth
2001                                                    N/A         1.40         1.55      -30.28      -12.20
AIT Select Strategic Income
2001                                                   4.90         1.40         1.55        2.27        4.46
AIT Select Value Opportunity
2001                                                   0.63         1.40         1.55        5.03       11.11
AIM V.I. Aggressive  Growth
2001                                                    N/A         1.40         1.55      -16.30       -9.08
AIM V.I. Blue Chip
2001                                                   0.06         1.40         1.55      -14.63       -4.75
AIM V.I. Value
2001                                                   0.37         1.40         1.55       -9.91       -3.77
Alliance Premier Growth
2001                                                    N/A         1.40         1.55       -2.53       -2.53
Alliance Growth and Income Class B
2001                                                   0.25         1.40         1.55       -3.20       -1.85
Alliance Premier Growth Class B
2001                                                    N/A         1.40         1.55      -11.27      -11.27
Deutsche VIT EAFE Equity Index
2001                                                    N/A         1.40         1.55      -18.26       -7.68
Deutsche VIT EAFE Small Cap
2001                                                   0.85         1.40         1.55        2.15        2.23
Eaton Vance VT Floating Rate-Income
2001                                                   1.34         1.40         1.55       -0.05        0.35
Eaton Vance VT Worldwide Health Sciences
2001                                                    N/A         1.40         1.55       14.80       14.91(a)
Fidelity VIP Equity-Income
2001                                                   1.72         1.40         1.55       -6.29       -2.16(a)
Fidelity  VIP Growth
2001                                                   0.09         1.40         1.55      -18.80       -4.00
Fidelity  VIP High Income
2001                                                  12.88         1.40         1.55      -12.97       -5.60
Fidelity VIP II Contrafund
2001                                                    N/A         1.40         1.55       -5.11       -1.58
Fidelity VIP III Growth& Income
2001                                                    N/A         1.40         1.55       -4.45       -0.06
Fidelity VIP III Mid Cap
2001                                                    N/A         1.40         1.55        3.56        3.81
FT VIP Franklin Small  Cap Class 2
2001                                                   0.16         1.40         1.55       -7.95        1.82
FT VIP Mutual Shares Securities Class 2
2001                                                   0.46         1.40         1.55       -3.63        1.69
INVESCO VIF Dynamics
2001                                                    N/A         1.40         1.55      -22.09       -6.36
INVESCO VIF HealthSciences
2001                                                   1.30         1.40         1.55       -0.92        2.99
Janus Aspen Aggressive Growth Service Shares
2001                                                    N/A         1.40         1.55      -29.73      -12.29
Janus Aspen Growth Service Shares
2001                                                    N/A         1.40         1.55      -19.94      -10.28
Janus Aspen Growth and Income Service Shares
2001                                                   1.62         1.40         1.55       -9.17       -4.34
Janus Aspen International Growth Service Shares
2001                                                   0.79         1.40         1.55      -17.60       -6.16
Pioneer Fund VCT Class II
2001                                                   0.99         1.40         1.55      -10.12       -3.37(a)
Pioneer Real Estate Growth VCT Class II
2001                                                   6.58         1.40         1.55        2.43        7.52(a)
SVS Dreman Financial Services (b)
2001                                                   0.07         1.40         1.55       -1.93        0.75
Scudder Technology Growth (b)
2001                                                   0.01         1.40         1.55      -22.85       -4.62
T. Rowe Price International Stock
2001                                                   1.93         1.40         1.55      -23.31       -4.32

*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) START DATE OF 5/1/01.
(b) RE-BRANDED. SEE NOTE 1.

NOTE 8 - SUBSTITUTION FOR PORTFOLIO OF THE TRUST

      Effective July 1, 2000, pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF). The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. On this date, 14,536,465 shares of Select Income Fund (valued at $13,821,416) were substituted for 13,184,850 shares of the Select Investment Grade Income Fund (valued at $13,821,416), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractholder of Allmerica Select held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.


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